Putnam Dynamic Asset Allocation Conservative Fund
The fund's portfolio
6/30/24 (Unaudited)

COMMON STOCKS (51.8%)(a)
	Shares	Value
Basic materials (2.5%)
AdvanSix, Inc.	724	$16,594
Alcoa Corp.	2,783	110,708
American Woodmark Corp.(NON)	469	36,863
Andersons, Inc. (The)	793	39,333
AptarGroup, Inc.	869	122,364
ArcelorMittal SA (France)	11,140	253,973
Archer-Daniels-Midland Co.	14,938	903,002
Arcosa, Inc.	139	11,594
Arkema SA (France)	1,216	105,135
Atkore, Inc.	461	62,203
Avient Corp.	275	12,004
Axalta Coating Systems, Ltd.(NON)	3,186	108,866
Beacon Roofing Supply, Inc.(NON)	135	12,218
BHP Group, Ltd. (ASE Exchange) (Australia)	18,300	524,230
BHP Group, Ltd. (London Exchange) (Australia)	1,284	36,772
Boise Cascade Co.	527	62,829
Builders FirstSource, Inc.(NON)	2,103	291,076
CF Industries Holdings, Inc.	1,574	116,665
Cie de Saint-Gobain SA (France)	4,249	329,047
Clearwater Paper Corp.(NON)	264	12,796
Cleveland-Cliffs, Inc.(NON)	4,029	62,006
Commercial Metals Co.	223	12,263
Constellium SE (France)(NON)	2,885	54,382
Corteva, Inc.	13,715	739,787
CRH PLC (London Exchange)	9,156	678,839
CRH PLC	8,231	617,160
Dole PLC (Ireland)	2,559	31,322
Dow, Inc.	2,185	115,914
DuPont de Nemours, Inc.	6,173	496,865
Eastman Chemical Co.	5,241	513,461
Fortescue, Ltd. (Australia)	20,361	290,878
Fortune Brands Innovations, Inc.	1,903	123,581
Freeport-McMoRan, Inc.	20,611	1,001,695
Fresh Del Monte Produce, Inc.	913	19,949
Frontdoor, Inc.(NON)	1,845	62,343
Gibraltar Industries, Inc.(NON)	153	10,488
Glencore PLC (United Kingdom)	27,672	157,780
HeidelbergCement AG (Germany)	2,811	291,285
Holcim AG (Switzerland)	4,265	378,279
Huntsman Corp.	5,055	115,102
Ingevity Corp.(NON)	765	33,438
Innospec, Inc.	321	39,672
Janus International Group, Inc.(NON)	860	10,862
Kaiser Aluminum Corp.	110	9,669
Kingspan Group PLC (Ireland)	1,103	93,452
LightWave Logic, Inc.(NON)	2,598	7,768
Limbach Holdings, Inc.(NON)	269	15,314
Linde PLC	1,399	613,896
Louisiana-Pacific Corp.	1,293	106,453
LSB Industries, Inc.(NON)	1,470	12,025
LyondellBasell Industries NV Class A	1,121	107,235
Minerals Technologies, Inc.	636	52,890
Mosaic Co. (The)	4,067	117,536
Mueller Industries, Inc.	250	14,235
Nippon Sanso Holdings Corp. (Japan)	11,900	354,047
Northern Star Resources, Inc. (Australia)	4,162	35,765
Nucor Corp.	717	113,343
Orion SA (Luxembourg)	750	16,455
Packaging Corp. of America	640	116,838
PPG Industries, Inc.	4,141	521,310
Proto Labs, Inc.(NON)	348	10,750
Prysmian SpA (Italy)	10,542	649,481
Rio Tinto PLC (United Kingdom)	4,398	289,501
ROCKWOOL International A/S (Denmark)	200	81,058
Sherwin-Williams Co. (The)	1,850	552,095
Shin-Etsu Chemical Co., Ltd. (Japan)	10,600	412,299
Simpson Manufacturing Co., Inc.	212	35,728
Standex International Corp.	66	10,636
Steel Dynamics, Inc.	1,061	137,400
Sterling Construction Co., Inc.(NON)	586	69,347
Sylvamo Corp.	906	62,152
Tronox Holdings PLC	700	10,983
Tutor Perini Corp.(NON)	721	15,703
UFP Industries, Inc.	680	76,160
Vat Group AG (Switzerland)	117	65,854
Weyerhaeuser Co.(R)	6,058	171,987
Worthington Steel, Inc.	327	10,909
Yara International ASA (Norway)	799	23,012

		14,018,909
Capital goods (2.2%)
A.O. Smith Corp.	1,595	130,439
ABB, Ltd. (Switzerland)	8,194	453,604
Adient PLC(NON)	503	12,429
Airbus SE (France)	1,542	212,620
Alamo Group, Inc.	59	10,207
Albany International Corp. Class A	139	11,739
Allegion PLC (Ireland)	1,002	118,386
American Axle & Manufacturing Holdings, Inc.(NON)	7,021	49,077
Applied Industrial Technologies, Inc.	306	59,364
Argan, Inc.	224	16,388
Atlas Copco AB Class A (Sweden)	8,543	161,004
BAE Systems PLC (United Kingdom)	5,807	96,962
Ball Corp.	5,641	338,573
Belden, Inc.	743	69,693
Boeing Co. (The)(NON)	1,306	237,705
Caterpillar, Inc.	486	161,887
Columbus McKinnon Corp./NY	292	10,086
Comfort Systems USA, Inc.	69	20,984
Crane Co.	804	116,564
Crown Holdings, Inc.	1,439	107,047
Cummins, Inc.	441	122,126
Curtiss-Wright Corp.	445	120,586
Dassault Aviation SA (France)	416	75,383
Deere & Co.	295	110,221
Donaldson Co., Inc.	1,589	113,709
Eaton Corp. PLC	337	105,666
Enviri Corp.(NON)	1,423	12,280
Federal Signal Corp.	129	10,793
Flowserve Corp.	2,413	116,065
Fortive Corp.	1,740	128,934
Franklin Electric Co., Inc.	129	12,425
GEA Group AG (Germany)	2,718	113,015
Gentex Corp.	3,499	117,951
Gentherm, Inc.(NON)	210	10,357
Graco, Inc.	686	54,386
HD Hyundai Electric Co., Ltd. (South Korea)	399	90,219
Hitachi, Ltd. (Japan)	11,700	263,735
Honeywell International, Inc.	4,107	877,009
Hyster-Yale Materials Handling, Inc.	345	24,057
Ingersoll Rand, Inc.	7,820	710,369
Interface, Inc.	1,006	14,768
ITT, Inc.	531	68,595
Johnson Controls International PLC	7,124	473,532
Legrand SA (France)	882	87,894
Lincoln Electric Holdings, Inc.	623	117,523
Lockheed Martin Corp.	802	374,614
Luminar Technologies, Inc.(NON)	11,610	17,299
Mitsubishi Electric Corp. (Japan)	24,700	394,851
Mueller Water Products, Inc. Class A	605	10,842
Northrop Grumman Corp.	1,830	797,789
O-I Glass, Inc.(NON)	981	10,919
Otis Worldwide Corp.	2,127	204,745
Parker Hannifin Corp.	228	115,325
Powell Industries, Inc.	329	47,179
RTX Corp.	7,119	714,676
Ryerson Holding Corp.	1,151	22,445
Schindler Holding AG (Switzerland)	502	125,784
Sembcorp Industries, Ltd. (Singapore)	5,300	18,739
Shyft Group, Inc. (The)	914	10,840
Smiths Group PLC (United Kingdom)	3,903	84,192
Steelcase, Inc. Class A	434	5,625
Stoneridge, Inc.(NON)	485	7,741
Tennant Co.	120	11,813
Terex Corp.	1,073	58,843
Textron, Inc.	1,310	112,477
Titan International, Inc.(NON)	1,367	10,129
TransDigm Group, Inc.	400	511,044
Veralto Corp.	1,176	112,273
Vertiv Holdings Co. Class A	11,461	992,179
Vinci SA (France)	6,268	659,361
Waste Connections, Inc.	2,603	456,462
Waste Management, Inc.	279	59,522
Watts Water Technologies, Inc. Class A	354	64,913

		12,358,977
Communication services (1.1%)
American Tower Corp.(R)	5,216	1,013,886
AT&T, Inc.	36,589	699,216
Charter Communications, Inc. Class A(NON)	1,302	389,246
Comcast Corp. Class A	40,889	1,601,213
Credo Technology Group Holding, Ltd.(NON)	628	20,058
Crown Castle, Inc.(R)	1,261	123,200
DigitalBridge Group, Inc.	810	11,097
InterDigital, Inc.	583	67,954
Iridium Communications, Inc.	3,763	100,171
KDDI Corp. (Japan)	13,700	363,053
Preformed Line Products Co.	73	9,091
T-Mobile US, Inc.	4,077	718,286
Telstra Group, Ltd. (Australia)	73,207	176,418
Verizon Communications, Inc.	18,241	752,259

		6,045,148
Communications equipment (0.1%)
Arista Networks, Inc.(NON)	417	146,150
Motorola Solutions, Inc.	1,034	399,176
NETGEAR, Inc.(NON)	815	12,470
Viavi Solutions, Inc.(NON)	1,374	9,439

		567,235
Computers (3.3%)
8x8, Inc.(NON)	4,337	9,628
A10 Networks, Inc.	734	10,166
Adeia, Inc.	463	5,179
Agilysys, Inc.(NON)	321	33,429
Alkami Technology, Inc.(NON)	441	12,560
Altair Engineering, Inc. Class A(NON)	128	12,554
AppFolio, Inc. Class A(NON)	64	15,652
Apple, Inc.	71,391	15,036,373
Bandwidth, Inc. Class A(NON)	1,229	20,746
Calix, Inc.(NON)	345	12,223
Check Point Software Technologies, Ltd. (Israel)(NON)	400	66,000
Cisco Systems, Inc.	7,159	340,124
CommVault Systems, Inc.(NON)	675	82,060
CrowdStrike Holdings, Inc. Class A(NON)	371	142,163
Dropbox, Inc. Class A(NON)	5,341	120,012
Extreme Networks, Inc.(NON)	5,280	71,016
NetApp, Inc.	1,160	149,408
NetScout Systems, Inc.(NON)	570	10,425
PDF Solutions, Inc.(NON)	356	12,951
Phreesia, Inc.(NON)	1,418	30,062
Procore Technologies, Inc.(NON)	1,788	118,562
Qualys, Inc.(NON)	414	59,036
Rapid7, Inc.(NON)	1,082	46,775
ServiceNow, Inc.(NON)	201	158,121
Smartsheet, Inc. Class A(NON)	2,636	116,195
Snowflake, Inc. Class A(NON)	969	130,902
SS&C Technologies Holdings, Inc.	1,920	120,326
Super Micro Computer, Inc.(NON)	289	236,792
Synopsys, Inc.(NON)	1,190	708,121
Teradata Corp.(NON)	3,590	124,070
Weave Communications, Inc.(NON)	1,799	16,227
Yext, Inc.(NON)	4,282	22,909
Zoom Video Communications, Inc. Class A(NON)	2,007	118,794

		18,169,561
Conglomerates (0.7%)
3M Co.	16,664	1,702,894
AMETEK, Inc.	3,230	538,473
General Electric Co.	729	115,889
Marubeni Corp. (Japan)	9,700	181,193
Mitsubishi Corp. (Japan)	18,900	371,736
Mitsui & Co., Ltd. (Japan)	16,400	374,111
Siemens AG (Germany)	2,636	490,267
SPX Technologies, Inc.(NON)	107	15,209

		3,789,772
Consumer cyclicals (8.5%)
AAON, Inc.	163	14,220
Aaron's Co., Inc. (The)	1,185	11,826
Abercrombie & Fitch Co. Class A(NON)	513	91,232
Accor SA (France)	6,370	262,631
Alarm.com Holdings, Inc.(NON)	166	10,548
Amazon.com, Inc.(NON)	51,224	9,899,038
American Eagle Outfitters, Inc.	1,691	33,752
Apogee Enterprises, Inc.	707	44,424
Aristocrat Leisure, Ltd. (Australia)	10,537	348,397
Arrowhead Pharmaceuticals, Inc.(NON)	454	11,799
Associated British Foods PLC (United Kingdom)	6,695	208,339
Automatic Data Processing, Inc.	6,415	1,531,196
AutoZone, Inc.(NON)	53	157,097
Barrett Business Services, Inc.	385	12,616
BJ's Wholesale Club Holdings, Inc.(NON)	4,599	403,976
Block, Inc. Class A(NON)	2,699	174,059
Blue Bird Corp.(NON)	1,065	57,350
BlueLinx Holdings, Inc.(NON)	270	25,134
Booking Holdings, Inc.	425	1,683,638
BrightView Holdings, Inc.(NON)	1,207	16,053
Buckle, Inc. (The)	267	9,863
Caleres, Inc.	306	10,282
Carvana Co.(NON)	699	89,975
Cimpress PLC (Ireland)(NON)	475	41,615
Clorox Co. (The)	879	119,957
Compass Group PLC (United Kingdom)	18,805	511,985
Crocs, Inc.(NON)	800	116,752
Daimler Truck Holding AG (Germany)	1,686	67,077
Daktronics, Inc.(NON)	1,439	20,074
Dana, Inc.	2,157	26,143
Deckers Outdoor Corp.(NON)	156	151,000
Designer Brands, Inc. Class A	1,167	7,971
Dillard's, Inc. Class A	144	63,416
Dollar Tree, Inc.(NON)	1,036	110,614
DraftKings, Inc. Class A(NON)	11,174	426,512
Ecolab, Inc.	553	131,614
Equifax, Inc.	1,309	317,380
Euronet Worldwide, Inc.(NON)	1,002	103,707
Expedia Group, Inc.(NON)	6,422	809,108
Experian PLC (United Kingdom)	8,880	411,799
Fast Retailing Co., Ltd. (Japan)	900	228,324
Ford Motor Co.	9,276	116,321
Forestar Group, Inc.(NON)	975	31,190
G-III Apparel Group, Ltd.(NON)	401	10,855
General Motors Co.	20,690	961,257
Global Payments, Inc.	2,406	232,660
GMS, Inc.(NON)	701	56,508
Golden Entertainment, Inc.	462	14,373
Goodyear Tire & Rubber Co. (The)(NON)	892	10,124
Hermes International (France)	176	405,100
Hilton Worldwide Holdings, Inc.	3,398	741,443
Home Depot, Inc. (The)	2,116	728,412
Hoshizaki Corp. (Japan)	1,100	34,990
Host Hotels & Resorts, Inc.(R)	6,364	114,425
Hovnanian Enterprises, Inc. Class A(NON)	292	41,441
Industria de Diseno Textil SA (Spain)	8,387	414,465
InterContinental Hotels Group PLC (United Kingdom)	2,424	254,138
International Game Technology PLC	3,205	65,574
J. Jill, Inc.	342	11,960
JAKKS Pacific, Inc.(NON)	485	8,686
Jardine Matheson Holdings, Ltd. (Hong Kong)	3,000	106,032
JELD-WEN Holding, Inc.(NON)	2,321	31,264
KB Home	863	60,565
Kimberly-Clark Corp.	1,004	138,753
La Francaise des Jeux SAEM (France)	1,955	66,369
Las Vegas Sands Corp.	2,808	124,254
Laureate Education, Inc.	791	11,818
LegalZoom.com, Inc.(NON)	1,309	10,983
Lennar Corp. Class A	765	114,651
Light & Wonder, Inc.(NON)	932	97,748
Live Nation Entertainment, Inc.(NON)	3,376	316,466
LiveRamp Holdings, Inc.(NON)	1,951	60,364
Lululemon Athletica, Inc. (Canada)(NON)	1,199	358,141
LVMH Moet Hennessy Louis Vuitton SA (France)	118	90,618
M/I Homes, Inc.(NON)	517	63,146
Mastercard, Inc. Class A	6,523	2,877,687
MasterCraft Boat Holdings, Inc.(NON)	557	10,516
Meritage Homes Corp.	148	23,954
Modine Manufacturing Co.(NON)	269	26,951
Mohawk Industries, Inc.(NON)	1,005	114,158
MSA Safety, Inc.	713	133,823
Netflix, Inc.(NON)	4,178	2,819,649
Next PLC (United Kingdom)	1,439	164,554
Nintendo Co., Ltd. (Japan)	8,800	470,192
O'Reilly Automotive, Inc.(NON)	1,009	1,065,565
Owens Corning	759	131,853
PACCAR, Inc.	1,139	117,249
Panasonic Holdings Corp. (Japan)	3,000	24,648
Pandora A/S (Denmark)	1,804	271,017
PayPal Holdings, Inc.(NON)	20,559	1,193,039
PROG Holdings, Inc.	946	32,807
Publicis Groupe SA (France)	3,044	322,644
PulteGroup, Inc.	10,069	1,108,597
Rational AG (Germany)	79	65,852
Red Rock Resorts, Inc. Class A	1,088	59,764
REV Group, Inc.	2,054	51,124
Ross Stores, Inc.	2,666	387,423
Ryman Hospitality Properties, Inc.(R)	702	70,102
S&P Global, Inc.	986	439,756
Sony Group Corp. (Japan)	2,600	220,927
Stellantis NV (Italy)	8,683	170,885
StoneCo., Ltd. Class A (Brazil)(NON)	4,391	52,648
Subaru Corp. (Japan)	14,500	308,848
Target Corp.	4,377	647,971
Taylor Wimpey PLC (United Kingdom)	28,701	51,287
Tesla, Inc.(NON)	8,123	1,607,379
TJX Cos., Inc. (The)	2,833	311,913
Toll Brothers, Inc.	927	106,772
TOPPAN Holdings, Inc. (Japan)	5,700	157,772
Toyota Motor Corp. (Japan)	6,600	135,883
Trade Desk, Inc. (The) Class A(NON)	1,587	155,002
Trane Technologies PLC	2,204	724,962
TRI Pointe Homes, Inc.(NON)	1,772	66,007
United Rentals, Inc.	809	523,205
Universal Music Group NV (Netherlands)	16,779	497,385
Upbound Group, Inc.	161	4,943
Urban Outfitters, Inc.(NON)	286	11,740
Visteon Corp.(NON)	597	63,700
Volvo AB Class B (Sweden)	11,325	290,529
Walmart, Inc.	52,845	3,578,135
Wolters Kluwer NV (Netherlands)	2,040	337,235
Xperi, Inc.(NON)	1,238	10,164

		46,695,803
Consumer staples (2.9%)
ACCO Brands Corp.	2,149	10,100
Asahi Group Holdings, Ltd. (Japan)	8,500	300,244
Auto Trader Group PLC (United Kingdom)	26,706	269,190
BellRing Brands, Inc.(NON)	275	15,714
Boston Beer Co., Inc. (The) Class A(NON)	397	121,105
Brink's Co. (The)	672	68,813
Cal-Maine Foods, Inc.	207	12,650
Cargurus, Inc.(NON)	1,899	49,754
Carlsberg A/S Class B (Denmark)	437	52,298
Chipotle Mexican Grill, Inc.(NON)	11,050	692,283
CK Hutchison Holdings, Ltd. (Hong Kong)	89,000	426,017
Coca-Cola Co. (The)	44,227	2,815,049
Coca-Cola Consolidated, Inc.	83	90,055
Coca-Cola Europacific Partners PLC (Spain)	3,842	279,967
Coca-Cola HBC AG (Italy)	7,369	250,396
Colgate-Palmolive Co.	11,080	1,075,203
CoreCivic, Inc.(NON)	1,015	13,175
Costco Wholesale Corp.	474	402,896
Danone SA (France)	2,919	178,147
Dave & Buster's Entertainment, Inc.(NON)	218	8,679
DoorDash, Inc. Class A(NON)	1,232	134,017
Etsy, Inc.(NON)	1,942	114,539
Eventbrite, Inc. Class A(NON)	4,697	22,733
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	890	79,311
Hudson Technologies, Inc.(NON)	1,200	10,548
Imperial Brands PLC (United Kingdom)	13,905	356,021
Ingles Markets, Inc. Class A	145	9,948
Insperity, Inc.	113	10,307
Inter Parfums, Inc.	410	47,572
ITOCHU Corp. (Japan)	5,500	269,872
Itron, Inc.(NON)	705	69,767
Jeronimo Martins SGPS SA (Portugal)	956	18,669
Kenvue, Inc.	9,598	174,492
Koninklijke Ahold Delhaize NV (Netherlands)	9,227	272,341
Korn Ferry	582	39,075
L'Oreal SA (France)	670	294,608
Maplebear, Inc.(NON)	3,387	108,858
McDonald's Corp.	377	96,075
MediaAlpha, Inc. Class A(NON)	1,156	15,225
Molson Coors Beverage Co. Class B	2,259	114,825
Monster Beverage Corp.(NON)	2,944	147,053
Nestle SA (Switzerland)	3,455	352,678
Nissin Food Products Co., Ltd. (Japan)	6,300	159,833
Opendoor Technologies, Inc.(NON)	8,298	15,268
Philip Morris International, Inc.	11,231	1,138,038
Procter & Gamble Co. (The)	7,558	1,246,465
Reckitt Benckiser Group PLC (United Kingdom)	663	35,778
Recruit Holdings Co., Ltd. (Japan)	7,400	398,259
Resideo Technologies, Inc.(NON)	1,066	20,851
Robert Half, Inc.	1,868	119,515
Sally Beauty Holdings, Inc.(NON)	949	10,183
Simply Good Foods Co. (The)(NON)	948	34,251
Starbucks Corp.	1,593	124,015
Sysco Corp.	1,635	116,723
Tesco PLC (United Kingdom)	120,403	466,137
Turning Point Brands, Inc.	326	10,461
Uber Technologies, Inc.(NON)	27,365	1,988,889
Ulta Beauty, Inc.(NON)	291	112,288
Unilever PLC (United Kingdom)	5,645	310,800
United Natural Foods, Inc.(NON)	875	11,463
Upwork, Inc.(NON)	4,944	53,148
USANA Health Sciences, Inc.(NON)	247	11,174
WH Group, Ltd. (Hong Kong)	127,000	83,555

		16,357,363
Electronics (4.8%)
Advanced Micro Devices, Inc.(NON)	4,681	759,305
Allied Motion Technologies, Inc.	233	5,888
Ambarella, Inc.(NON)	940	50,713
Atmus Filtration Technologies, Inc.(NON)	766	22,045
Broadcom, Inc.	1,877	3,013,579
CEVA, Inc.(NON)	575	11,092
EnerSys	565	58,489
ESCO Technologies, Inc.	167	17,542
Garmin, Ltd.	722	117,628
Hon Hai Precision Industry Co., Ltd. (Taiwan)	48,000	314,649
Hoya Corp. (Japan)	6,800	795,652
Keyence Corp. (Japan)	600	264,705
Keysight Technologies, Inc.(NON)	941	128,682
Mesa Laboratories, Inc.	113	9,805
Monolithic Power Systems, Inc.	192	157,763
NKT A/S (Denmark)(NON)	1,951	169,986
nVent Electric PLC (United Kingdom)	1,493	114,379
NVIDIA Corp.	115,833	14,310,009
NXP Semiconductors NV	2,580	694,252
Photronics, Inc.(NON)	445	10,978
Qorvo, Inc.(NON)	1,294	150,156
Qualcomm, Inc.	14,931	2,973,957
Rambus, Inc.(NON)	1,438	84,497
Rockwell Automation, Inc.	456	125,528
Samsung Electronics Co., Ltd. (Preference) (South Korea)	13,886	637,676
Sanmina Corp.(NON)	177	11,726
Silicon Laboratories, Inc.(NON)	519	57,417
STMicroelectronics NV (France)	6,437	251,018
Synaptics, Inc.(NON)	233	20,551
TD SYNNEX Corp.	916	105,706
Thales SA (France)	2,524	405,567
Trimble Inc.(NON)	6,531	365,214
TTM Technologies, Inc.(NON)	1,913	37,170
Vicor Corp.(NON)	402	13,330
Vontier Corp.	9,358	357,476

		26,624,130
Energy (1.8%)
Alpha Metallurgical Resources, Inc.	199	55,825
Baker Hughes Co.	3,626	127,526
BP PLC (United Kingdom)	127,858	770,406
California Resources Corp.	254	13,518
Cenovus Energy, Inc. (Canada)	8,021	157,658
Cheniere Energy, Inc.	8,781	1,535,182
Chevron Corp.	821	128,421
ConocoPhillips	7,385	844,697
CONSOL Energy, Inc.(NON)	626	63,871
Coterra Energy, Inc.	4,396	117,241
DCC PLC (Ireland)	1,222	85,653
Delek US Holdings, Inc.	406	10,053
Devon Energy Corp.	2,503	118,642
DMC Global, Inc.(NON)	571	8,234
DNOW, Inc.(NON)	3,040	41,739
Eneos Holdings, Inc. (Japan)	15,600	80,455
Enphase Energy, Inc.(NON)	889	88,642
Equinor ASA (Norway)	12,395	354,159
Exxon Mobil Corp.	16,942	1,950,363
Golar LNG, Ltd. (Norway)	517	16,208
HF Sinclair Corp.	2,082	111,054
INPEX Corp. (Japan)	4,700	69,405
Marathon Petroleum Corp.	4,055	703,461
Murphy Oil Corp.	1,938	79,923
Newpark Resources, Inc.(NON)	1,737	14,434
Oceaneering International, Inc.(NON)	517	12,232
Par Pacific Holdings, Inc.(NON)	1,665	42,041
PBF Energy, Inc. Class A	1,375	63,278
Peabody Energy Corp.	2,535	56,074
Repsol SA (Spain)	5,453	85,951
Schlumberger, Ltd.	3,752	177,019
Shell PLC (Euronext Amsterdam Exchange)	20,167	724,513
Shell PLC (London Exchange)	3,153	113,311
SM Energy Co.	720	31,126
SunCoke Energy, Inc.	1,800	17,640
Targa Resources Corp.	1,050	135,219
TechnipFMC PLC (United Kingdom)	4,881	127,638
TotalEnergies SE (France)	1,534	102,240
US Silica Holdings, Inc.(NON)	3,758	58,061
Valero Energy Corp.	4,979	780,508
Warrior Met Coal, Inc.	928	58,251
Weatherford International PLC(NON)	808	98,940

		10,230,812
Financials (6.9%)
3i Group PLC (United Kingdom)	10,067	388,222
AerCap Holdings NV (Ireland)	300	27,960
Affiliated Managers Group, Inc.	736	114,985
AIA Group, Ltd. (Hong Kong)	45,200	306,499
AIB Group PLC (Ireland)	14,610	76,974
Alexander & Baldwin, Inc.(R)	1,218	20,657
Allianz SE (Germany)	785	218,108
Allstate Corp. (The)	724	115,594
Ally Financial, Inc.	2,962	117,503
Amalgamated Financial Corp.	493	13,508
American Assets Trust, Inc.(R)	519	11,615
American Express Co.	677	156,759
American Financial Group, Inc.	927	114,040
American International Group, Inc.	9,955	739,059
Ameriprise Financial, Inc.	229	97,827
Anywhere Real Estate, Inc.(NON)	5,638	18,662
Apollo Global Management, Inc.	5,359	632,737
Apple Hospitality REIT, Inc.(R)	725	10,542
Associated Banc-Corp.	531	11,231
AvalonBay Communities, Inc.(R)	629	130,134
AXA SA (France)	25,699	846,199
Axis Capital Holdings, Ltd.	1,662	117,420
Axos Financial, Inc.(NON)	1,226	70,066
Banco Bilbao Vizcaya Argentaria SA (Spain)	36,151	360,654
Banco Latinoamericano de Comercio Exterior SA (Panama)	448	13,292
Banco Santander SA (Spain)	77,961	361,338
Bank Hapoalim MB (Israel)	19,053	168,211
Bank of America Corp.	42,697	1,698,060
Bank of Ireland Group PLC (Ireland)	33,707	351,148
Bank of New York Mellon Corp. (The)	13,556	811,869
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	761	26,726
Banner Corp.	934	46,364
Berkshire Hathaway, Inc. Class B(NON)	907	368,968
Berkshire Hills Bancorp, Inc.	644	14,683
BlackRock, Inc.	143	112,587
Bread Financial Holdings, Inc.	1,500	66,840
BrightSpire Capital, Inc.(R)	3,626	20,668
Brixmor Property Group, Inc.(R)	5,450	125,841
Broadstone Net Lease, Inc.(R)	722	11,458
Capital One Financial Corp.	7,750	1,072,988
CareTrust REIT, Inc. R	225	5,648
Cathay General Bancorp	1,725	65,067
CBRE Group, Inc. Class A(NON)	1,371	122,170
Central Pacific Financial Corp.	804	17,045
Charles Schwab Corp. (The)	11,646	858,194
Chimera Investment Corp.(R)	924	11,827
Chubb, Ltd.	485	123,714
Cipher Mining, Inc.(NON)	2,824	11,720
Citigroup, Inc.	47,886	3,038,845
Citizens Financial Group, Inc.	3,475	125,204
CME Group, Inc.	2,176	427,802
CNO Financial Group, Inc.	2,294	63,590
Commonwealth Bank of Australia (Australia)	338	28,694
COPT Defense Properties(R)	458	11,464
Corebridge Financial, Inc.	4,012	116,829
CoStar Group, Inc.(NON)	3,388	251,186
CrossFirst Bankshares, Inc.(NON)	484	6,786
Cushman & Wakefield PLC(NON)	2,700	28,080
Customers Bancorp, Inc.(NON)	1,074	51,531
Danske Bank A/S (Denmark)	686	20,423
DBS Group Holdings, Ltd. (Singapore)	11,470	302,242
Deutsche Boerse AG (Germany)	1,499	306,418
Eastern Bankshares, Inc.	803	11,226
Elme Communities(R)	728	11,597
Empire State Realty Trust, Inc. Class A(R)	1,155	10,834
Enova International, Inc.(NON)	844	52,539
Enstar Group, Ltd.(NON)	39	11,922
Enterprise Financial Services Corp.	702	28,719
EPR Properties(R)	2,690	112,926
Equitable Holdings, Inc.	13,069	533,999
Equity Residential(R)	1,599	110,875
Erste Group Bank AG (Czech Republic)	4,238	200,716
Essent Group, Ltd.	210	11,800
Eurazeo SE (France)	521	41,695
Euronext NV (France)	4,613	425,865
Everest Group, Ltd.	289	110,115
Exor NV (Netherlands)	805	83,898
FB Financial Corp.	606	23,652
Fidelis Insurance Holdings, Ltd. (United Kingdom)	835	13,619
First BanCorp/Puerto Rico (Puerto Rico)	3,579	65,460
First Financial Corp./IN	249	9,183
First Industrial Realty Trust, Inc.(R)	2,578	122,481
Gaming and Leisure Properties, Inc.(R)	9,062	409,693
Genworth Financial, Inc. Class A(NON)	10,279	62,085
Globe Life, Inc.	1,421	116,920
Goldman Sachs Group, Inc. (The)	2,081	941,278
Goodman Group (Australia)(R)	5,264	121,316
Hamilton Insurance Group, Ltd. Class B (Bermuda)(NON)	1,259	20,962
Hancock Whitney Corp.	1,518	72,606
Hanmi Financial Corp.	859	14,362
Heritage Commerce Corp.	1,260	10,962
Hilltop Holdings, Inc.	1,523	47,639
Hope Bancorp, Inc.	2,063	22,157
Horace Mann Educators Corp.	764	24,922
HSBC Holdings PLC (United Kingdom)	47,219	408,633
Huntington Bancshares, Inc./OH	8,825	116,314
Independent Bank Corp./MI	403	10,881
Intercontinental Exchange, Inc.	854	116,904
International Bancshares Corp.	187	10,698
Intesa Sanpaolo SpA (Italy)	50,669	189,194
Investor AB Class B (Sweden)	14,910	409,307
Jackson Financial, Inc. Class A	1,037	77,008
James River Group Holdings, Ltd. (Bermuda)	1,310	10,126
Japan Exchange Group, Inc. (Japan)	11,200	262,553
Jefferies Financial Group, Inc.	2,414	120,121
JPMorgan Chase & Co.	10,916	2,207,870
Kite Realty Group Trust(R)	1,412	31,601
Klepierre SA (France)(R)	6,383	171,036
Ladder Capital Corp.(R)	1,093	12,340
Lloyds Banking Group PLC (United Kingdom)	609,170	422,039
Loews Corp.	1,596	119,285
London Stock Exchange Group PLC (United Kingdom)	2,657	314,952
LPL Financial Holdings, Inc.	406	113,396
Marsh & McLennan Cos., Inc.	584	123,060
Merchants Bancorp/IN	270	10,946
MetLife, Inc.	16,027	1,124,935
MFA Financial, Inc.(R)	1,000	10,640
MGIC Investment Corp.	5,272	113,612
Mid-America Apartment Communities, Inc.(R)	912	130,060
Mitsubishi UFJ Financial Group, Inc. (Japan)	48,000	517,868
Mizrahi Tefahot Bank, Ltd. (Israel)	3,577	121,063
Morgan Stanley	1,241	120,613
Mr. Cooper Group, Inc.(NON)	915	74,325
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	859	429,530
National Australia Bank, Ltd. (Australia)	3,009	72,649
National Bank Holdings Corp. Class A	322	12,574
National Health Investors, Inc.(R)	562	38,064
Navient Corp.	1,694	24,665
NexPoint Residential Trust, Inc.(R)	374	14,777
NMI Holdings, Inc. Class A(NON)	1,154	39,282
NN Group NV (Netherlands)	2,582	120,101
Nomura Holdings, Inc. (Japan)	56,200	324,274
Nordea Bank ABP (Finland)	29,235	348,419
Northern Trust Corp.	6,638	557,459
NU Holdings, Ltd./Cayman Islands Class A (Brazil)(NON)	10,023	129,196
OceanFirst Financial Corp.	1,066	16,939
OFG Bancorp (Puerto Rico)	969	36,289
OneMain Holdings, Inc.	1,309	63,473
Outfront Media, Inc.(R)	723	10,339
Oversea-Chinese Banking Corp., Ltd. (Singapore)	27,200	289,278
PagSeguro Digital, Ltd. Class A (Brazil)(NON)	893	10,439
Park Hotels & Resorts, Inc.	7,283	109,099
Pathward Financial, Inc.	821	46,444
PennyMac Financial Services, Inc.	329	31,123
Persimmon PLC (United Kingdom)	18,042	306,666
Piedmont Office Realty Trust, Inc. Class A(R)	1,516	10,991
PNC Financial Services Group, Inc. (The)	4,536	705,257
Preferred Bank/Los Angeles CA	383	28,913
Premier Financial Corp.	583	11,928
Principal Financial Group, Inc.	1,558	122,225
Progressive Corp. (The)	557	115,694
Prudential PLC (United Kingdom)	18,071	163,938
Public Storage(R)	422	121,388
QBE Insurance Group, Ltd. (Australia)	4,655	53,984
Reinsurance Group of America, Inc.	1,280	262,746
Renasant Corp.	365	11,147
Retail Opportunity Investments Corp.(R)	1,923	23,903
RLJ Lodging Trust(R)	5,152	49,614
RMR Group, Inc. (The) Class A	370	8,362
Sandy Spring Bancorp, Inc.	464	11,303
SEI Investments Co.	1,924	124,464
Sekisui Chemical Co., Ltd. (Japan)	4,300	59,693
Simon Property Group, Inc.(R)	7,522	1,141,840
SITE Centers Corp.(R)	792	11,484
State Street Corp.	4,920	364,080
StoneX Group, Inc.(NON)	666	50,156
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,300	287,624
Sunstone Hotel Investors, Inc.(R)	5,429	56,787
Synchrony Financial	2,792	131,754
Talanx AG (Germany)	619	49,423
Tanger, Inc.(R)	380	10,302
Taylor Morrison Home Corp.(NON)	1,364	75,620
Travelers Cos., Inc. (The)	585	118,954
Trustmark Corp.	1,237	37,159
UniCredit SpA (Italy)	8,368	311,795
Universal Insurance Holdings, Inc.	584	10,956
Univest Financial Corp.	524	11,963
Unum Group	2,261	115,560
Urban Edge Properties(R)	3,237	59,787
Veritex Holdings, Inc.	1,289	27,185
Virtu Financial, Inc. Class A	5,099	114,473
Virtus Investment Partners, Inc.	147	33,200
Visa, Inc. Class A	4,408	1,156,968
Vornado Realty Trust(R)	13,894	365,273
Webster Financial Corp.	2,908	126,760
Wells Fargo & Co.	1,881	111,713
Westamerica Bancorp	228	11,065
Willis Towers Watson PLC	481	126,089
WSFS Financial Corp.	259	12,173
Xenia Hotels & Resorts, Inc.(R)	384	5,503
Zions Bancorp NA	2,894	125,513
Zurich Insurance Group AG (Switzerland)	532	283,029

		37,572,695
Health care (6.3%)
10x Genomics, Inc. Class A(NON)	4,536	88,225
Abbott Laboratories	4,942	513,523
AbbVie, Inc.	12,783	2,192,541
ACADIA Pharmaceuticals, Inc.(NON)	3,987	64,789
ACELYRIN, Inc.(NON)	2,742	12,092
Adaptive Biotechnologies Corp.(NON)	3,621	13,108
Addus HomeCare Corp.(NON)	115	13,353
Agenus, Inc.(NON)	813	13,618
Alkermes PLC(NON)	460	11,086
Alnylam Pharmaceuticals, Inc.(NON)	769	186,867
Amgen, Inc.	427	133,416
AngioDynamics, Inc.(NON)	1,853	11,211
Arcellx, Inc.(NON)	908	50,113
Arcturus Therapeutics Holdings, Inc.(NON)	1,420	34,577
Arvinas, Inc.(NON)	1,316	35,032
AstraZeneca PLC (United Kingdom)	7,691	1,198,996
AstraZeneca PLC (Rights) (United Kingdom)(F)	440	1,346
AstraZeneca PLC CVR (Rights) (United Kingdom)(F)	687	206
AstraZeneca PLC ADR (United Kingdom)	10,086	786,607
AtriCure, Inc.(NON)	925	21,062
Avanos Medical, Inc.(NON)	568	11,315
Axogen, Inc.(NON)	1,288	9,325
Becton, Dickinson and Co.	2,665	622,837
Bio-Rad Laboratories, Inc. Class A(NON)	485	132,458
BioCryst Pharmaceuticals, Inc.(NON)	2,462	15,215
Biohaven, Ltd.(NON)	1,605	55,710
Blueprint Medicines Corp.(NON)	120	12,934
Boston Scientific Corp.(NON)	21,041	1,620,367
Bristol-Myers Squibb Co.	10,638	441,796
Cardinal Health, Inc.	1,113	109,430
Castle Biosciences, Inc.(NON)	704	15,326
Catalyst Pharmaceuticals, Inc.(NON)	782	12,113
Chugai Pharmaceutical Co., Ltd. (Japan)	6,100	217,751
Cigna Group (The)	4,819	1,593,017
Corcept Therapeutics, Inc.(NON)	693	22,516
Cullinan Oncology, Inc.(NON)	611	10,656
CVS Health Corp.	2,057	121,486
Daiichi Sankyo Co., Ltd. (Japan)	700	24,454
Danaher Corp.	2,817	703,827
Demant A/S (Denmark)(NON)	2,712	117,214
Denali Therapeutics, Inc.(NON)	641	14,884
Dexcom, Inc.(NON)	5,312	602,275
Dyne Therapeutics, Inc.(NON)	859	30,314
Edwards Lifesciences Corp.(NON)	1,352	124,884
Elanco Animal Health, Inc.(NON)	6,424	92,698
Elevance Health, Inc.	225	121,919
Eli Lilly and Co.	4,953	4,484,347
Enanta Pharmaceuticals, Inc.(NON)	730	9,468
Eurofins Scientific (Luxembourg)	334	16,605
Exelixis, Inc.(NON)	10,486	235,620
Fate Therapeutics, Inc.(NON)	5,246	17,207
Fresenius SE & Co. KGaA (Germany)(NON)	5,805	173,387
FUJIFILM Holdings Corp. (Japan)	6,800	159,868
Glaukos Corp.(NON)	185	21,895
GSK PLC (United Kingdom)	35,098	676,441
HCA Healthcare, Inc.	511	164,174
Health Catalyst, Inc.(NON)	1,986	12,691
HealthEquity, Inc.(NON)	166	14,309
Hologic, Inc.(NON)	1,675	124,369
IDEXX Laboratories, Inc.(NON)	599	291,833
ImmunityBio, Inc.(NON)	5,808	36,707
Immunovant, Inc.(NON)	2,004	52,906
Inari Medical, Inc.(NON)	253	12,182
Incyte Corp.(NON)	6,414	388,817
Inhibrx Biosciences, Inc.(NON)	659	9,338
Insmed, Inc.(NON)	402	26,934
Insulet Corp.(NON)	576	116,237
Intuitive Surgical, Inc.(NON)	2,092	930,626
Ipsen SA (France)	708	86,657
Ironwood Pharmaceuticals, Inc.(NON)	8,449	55,087
iTeos Therapeutics, Inc.(NON)	960	14,246
Johnson & Johnson	1,000	146,160
Keros Therapeutics, Inc.(NON)	352	16,086
Kiniksa Pharmaceuticals International PLC(NON)	1,083	20,220
Lantheus Holdings, Inc.(NON)	932	74,830
Lexeo Therapeutics, Inc.(NON)	410	6,576
LivaNova PLC (United Kingdom)(NON)	875	47,968
Lonza Group AG (Switzerland)	1,048	569,541
M3, Inc. (Japan)	7,200	69,138
MacroGenics, Inc.(NON)	2,864	12,172
McKesson Corp.	2,103	1,228,236
Medpace Holdings, Inc.(NON)	315	129,733
Medtronic PLC	1,617	127,274
Merck & Co., Inc.	20,989	2,598,438
Merck KGaA (Germany)	990	164,048
Neumora Therapeutics, Inc.(NON)	2,545	25,017
Neurocrine Biosciences, Inc.(NON)	1,020	140,423
Novartis AG (Switzerland)	6,772	725,501
Novo Nordisk A/S Class B (Denmark)	10,183	1,454,705
Nurix Therapeutics, Inc.(NON)	1,608	33,559
Nuvation Bio, Inc.(NON)	4,062	11,861
Olympus Corp. (Japan)	2,200	35,393
Ono Pharmaceutical Co., Ltd. (Japan)	6,800	92,851
Option Care Health, Inc.(NON)	1,817	50,331
OraSure Technologies, Inc.(NON)	3,891	16,576
PetIQ, Inc.(NON)	658	14,515
PTC Therapeutics, Inc.(NON)	1,747	53,423
QIAGEN NV (Netherlands)	2,655	109,094
Quanterix Corp.(NON)	881	11,638
Regeneron Pharmaceuticals, Inc.(NON)	1,674	1,759,424
Roche Holding AG (Switzerland)	233	64,661
RxSight, Inc.(NON)	987	59,388
Sabra Health Care REIT, Inc.(R)	2,635	40,579
Sandoz Group AG (Switzerland)	7,151	258,727
Sanofi SA (France)	4,228	406,401
Schrodinger, Inc.(NON)	521	10,076
Select Medical Holdings Corp.	1,660	58,200
Semler Scientific, Inc.(NON)	219	7,534
Shionogi & Co., Ltd. (Japan)	2,300	89,960
Solventum Corp.(NON)	2,185	115,543
Sonic Healthcare, Ltd. (Australia)	3,188	55,661
Stryker Corp.	323	109,901
Sutro Biopharma, Inc.(NON)	2,786	8,163
Teladoc Health, Inc.(NON)	5,842	57,135
Tenet Healthcare Corp.(NON)	860	114,406
TG Therapeutics, Inc.(NON)	1,134	20,174
Thermo Fisher Scientific, Inc.	1,905	1,053,465
Ultragenyx Pharmaceutical, Inc.(NON)	2,859	117,505
UnitedHealth Group, Inc.	2,870	1,461,576
Vertex Pharmaceuticals, Inc.(NON)	708	331,854
Vir Biotechnology, Inc.(NON)	2,692	23,959
Voyager Therapeutics, Inc.(NON)	1,827	14,452
Wave Life Sciences, Ltd.(NON)	2,792	13,932
West Pharmaceutical Services, Inc.	226	74,442
Xencor, Inc.(NON)	2,377	44,997
Y-mAbs Therapeutics, Inc.(NON)	896	10,824
ZimVie, Inc.(NON)	1,028	18,761

		34,757,447
Semiconductor (0.9%)
Applied Materials, Inc.	5,375	1,268,447
ASML Holding NV (Netherlands)	1,644	1,696,111
Axcelis Technologies, Inc.(NON)	114	16,210
Disco Corp. (Japan)	900	344,857
KLA Corp.	914	753,602
Lam Research Corp.	163	173,571
MaxLinear, Inc.(NON)	2,399	48,316
Renesas Electronics Corp. (Japan)	27,400	517,340
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	11,000	327,157

		5,145,611
Software (4.3%)
Adobe, Inc.(NON)	3,221	1,789,394
Amdocs, Ltd.	1,523	120,195
Atlassian Corp. Class A(NON)	881	155,831
Autodesk, Inc.(NON)	624	154,409
Blackline, Inc.(NON)	535	25,921
Cadence Design Systems, Inc.(NON)	7,630	2,348,133
Domo, Inc. Class B(NON)	2,285	17,640
F5, Inc.(NON)	813	140,023
Guidewire Software, Inc.(NON)	929	128,100
HubSpot, Inc.(NON)	733	432,316
Manhattan Associates, Inc.(NON)	619	152,695
Microsoft Corp.	34,199	15,285,222
MicroStrategy, Inc. Class A(NON)	29	39,947
Nexon Co., Ltd. (Japan)	2,000	37,144
Oracle Corp.	11,702	1,652,322
Paycom Software, Inc.	885	126,590
Pegasystems, Inc.	1,833	110,951
PROS Holdings, Inc.(NON)	898	25,728
ROBLOX Corp. Class A(NON)	2,597	96,634
SAP SE (Germany)	243	49,337
Square Enix Holdings Co., Ltd. (Japan)	2,500	75,096
TIS, Inc. (Japan)	3,400	65,761
Veeva Systems, Inc. Class A(NON)	4,695	859,232
Workday, Inc. Class A(NON)	636	142,184

		24,030,805
Technology (—%)
Amkor Technology, Inc.	1,150	46,023
SoftBank Group Corp. (Japan)	2,900	189,066

		235,089
Technology services (3.2%)
Accenture PLC Class A	420	127,432
Alphabet, Inc. Class A	26,277	4,786,356
Alphabet, Inc. Class C	19,536	3,583,293
DocuSign, Inc.(NON)	5,488	293,608
eBay, Inc.	2,044	109,804
Fair Isaac Corp.(NON)	305	454,041
GoDaddy, Inc. Class A(NON)	829	115,820
HealthStream, Inc.	513	14,313
Integral Ad Science Holding Corp.(NON)	2,340	22,745
Leidos Holdings, Inc.	638	93,071
Maximus, Inc.	136	11,655
Meta Platforms, Inc. Class A	11,511	5,804,076
Pinterest, Inc. Class A(NON)	2,737	120,620
Prosus NV (China)	5,358	189,808
Q2 Holdings, Inc.(NON)	327	19,728
Roku, Inc.(NON)	2,070	124,055
Salesforce, Inc.	5,168	1,328,693
Spotify Technology SA (Sweden)(NON)	1,325	415,772
Unisys Corp.(NON)	4,193	17,317
VeriSign, Inc.(NON)	685	121,793
Western Union Co. (The)	9,022	110,249
Xerox Holdings Corp.	1,229	14,281

		17,878,530
Transportation (1.0%)
Aena SME SA (Spain)	785	158,332
ArcBest Corp.	109	11,672
Arlo Technologies, Inc.(NON)	2,478	32,313
Aurizon Holdings, Ltd. (Australia)	32,390	78,633
Canadian National Railway Co. (Canada)	3,976	469,837
Canadian Pacific Kansas City, Ltd. (Canada)	6,306	496,471
Costamare, Inc. (Monaco)	867	14,245
CSX Corp.	3,274	109,515
Deutsche Post AG (Germany)	4,923	199,192
FedEx Corp.	4,109	1,232,042
Hub Group, Inc. Class A	889	38,271
International Seaways, Inc.	565	33,408
Kawasaki Kisen Kaisha, Ltd. (Japan)	1,700	24,795
Matson, Inc.	581	76,094
Norfolk Southern Corp.	593	127,311
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	62,479	243,105
Ryanair Holdings PLC ADR (Ireland)	2,515	292,847
Scorpio Tankers, Inc.	855	69,503
SkyWest, Inc.(NON)	842	69,103
Southwest Airlines Co.	19,813	566,850
Teekay Corp. (Bermuda)(NON)	2,979	26,722
Teekay Tankers, Ltd. Class A (Canada)	840	57,800
Union Pacific Corp.	4,211	952,781
United Parcel Service, Inc. Class B	865	118,375
Westinghouse Air Brake Technologies Corp.	782	123,595

		5,622,812
Utilities and power (1.3%)
ALLETE, Inc.	1,054	65,717
American Electric Power Co., Inc.	1,332	116,870
American States Water Co.	140	10,160
Black Hills Corp.	213	11,583
Centrica PLC (United Kingdom)	120,610	205,073
Chesapeake Utilities Corp.	108	11,470
CLP Holdings, Ltd. (Hong Kong)	2,500	20,217
Constellation Energy Corp.	2,369	474,440
Dominion Energy, Inc.	2,367	115,983
DTE Energy Co.	1,206	133,878
Duke Energy Corp.	1,275	127,793
E.ON SE (Germany)	22,523	295,171
Edison International	1,553	111,521
Enel SpA (Italy)	40,103	279,739
Eni SpA (Italy)	4,423	68,115
Entergy Corp.	1,084	115,988
Eversource Energy	2,170	123,061
Exelon Corp.	21,782	753,875
Kansai Electric Power Co., Inc. (The) (Japan)	10,500	176,853
National Fuel Gas co.	2,116	114,666
New Jersey Resources Corp.	378	16,156
NextEra Energy, Inc.	12,792	905,802
Northwest Natural Holding Co.	330	11,916
NRG Energy, Inc.	9,182	714,911
Osaka Gas Co., Ltd. (Japan)	2,600	57,402
Otter Tail Corp.	124	10,861
PG&E Corp.	18,652	325,664
PNM Resources, Inc.	1,182	43,687
Portland General Electric Co.	445	19,242
PPL Corp.	17,349	479,700
Public Service Enterprise Group, Inc.	1,717	126,543
RWE AG (Germany)	1,912	65,410
SJW Group	294	15,941
Tokyo Gas Co., Ltd. (Japan)	7,500	160,014
UGI Corp.	4,615	105,684
Unitil Corp.	216	11,187
Vistra Corp.	6,366	547,349
Xcel Energy, Inc.	2,303	123,003

		7,072,645

Total common stocks (cost $173,573,484)		$287,173,344

CORPORATE BONDS AND NOTES (22.5%)(a)
		Principal amount	Value
Basic materials (1.6%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$120,000	$128,078
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		75,000	77,419
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		25,000	23,369
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		120,000	118,403
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		70,000	71,337
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	134,202
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	36,439
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		84,000	84,187
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		95,000	88,004
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		45,000	45,065
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		50,000	44,196
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		40,000	39,600
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		158,000	162,358
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		115,000	118,276
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		590,000	598,800
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		184,000	168,984
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		470,000	409,968
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		238,000	232,333
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		35,000	31,555
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		85,000	77,701
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	105,000	104,655
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		$45,000	38,468
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		196,000	192,961
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		65,000	64,265
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		75,000	73,849
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		188,000	181,225
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		414,000	350,062
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		65,000	58,030
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		80,000	79,609
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		156,000	127,735
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		266,000	252,028
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		50,000	45,313
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		75,000	71,438
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC. Co-Issuer, 144A sr. notes 6.00%, 9/15/28 (Canada)		70,000	67,681
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		308,000	296,969
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		61,000	40,042
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		108,000	90,043
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	100,000	64,276
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$65,000	58,982
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		110,000	104,110
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		70,000	70,045
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		80,000	81,599
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		85,000	74,808
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		30,000	32,271
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		350,000	308,438
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		45,000	45,225
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		20,000	17,316
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		70,000	64,939
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		95,000	87,348
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		404,000	360,021
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		107,000	102,384
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		200,000	182,562
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		45,000	41,991
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		100,000	91,525
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		50,000	53,814
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		80,000	74,339
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		130,000	122,078
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		70,000	74,025
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		90,000	82,162
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		115,000	103,809
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		35,000	34,850
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		488,000	307,248
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		243,000	165,013
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		582,000	560,008
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		427,000	487,098
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		99,000	112,047
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		25,000	27,946
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		90,000	91,013
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		65,000	59,910

			8,967,847
Capital goods (1.3%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	85,997
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		$200,000	214,000
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		13,000	12,973
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26		14,000	13,746
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		154,000	140,249
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		30,000	27,659
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		153,000	141,050
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		835,000	784,796
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		35,000	31,053
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		108,000	68,865
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		95,000	94,615
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31		65,000	66,174
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		161,000	163,264
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27		79,000	79,534
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		19,000	19,048
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		20,000	20,278
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31		10,000	10,250
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		60,000	64,847
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		110,000	113,670
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		35,000	37,921
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		63,000	62,981
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		15,000	15,181
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	130,000	138,422
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$50,000	50,130
Daimler Trucks Finance North America, LLC 144A sr. unsec. notes 5.125%, 9/25/27		245,000	243,857
DP World Salaam jr. unsec. Sub. notes 6.00%, 1/1/26 (United Arab Emirates)		260,000	258,050
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32		40,000	40,537
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		80,000	75,501
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		25,000	25,505
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		120,000	107,078
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		328,000	297,857
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		336,000	288,579
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		194,000	189,303
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		40,000	37,305
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		145,000	134,908
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		140,000	136,655
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		182,000	159,738
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		100,000	99,826
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29		665,000	662,412
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	30,563
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		55,000	57,269
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		35,000	32,208
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		151,000	137,011
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		69,000	68,283
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		322,000	309,957
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		90,000	99,280
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		25,000	26,916
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		45,000	42,700
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		110,000	103,036
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		15,000	15,456
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		60,000	61,251
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		100,000	101,000
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		60,000	60,604
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		45,000	42,024
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34		70,000	68,423
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		48,000	41,708
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		306,000	285,973
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		147,000	146,541
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		20,000	20,211
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		20,000	20,072
Wrangler Holdco Corp. 144A sr. unsec. unsub. notes 6.625%, 4/1/32		30,000	29,868

			7,014,168
Communication services (2.3%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		462,000	390,728
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		263,000	231,850
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		526,000	493,491
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		396,000	375,713
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		142,000	131,357
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,258,000	848,132
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		50,000	48,258
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		573,000	455,619
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		440,000	380,544
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		125,000	122,081
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		270,000	245,637
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		200,000	173,225
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		65,000	53,069
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		80,000	65,518
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		352,000	300,848
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		487,000	357,257
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		48,000	47,534
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		261,000	158,712
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		137,000	80,402
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		123,000	86,783
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		206,000	160,760
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		281,000	266,227
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		395,000	375,370
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		219,000	200,452
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		128,000	123,697
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		135,000	157,372
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		80,000	75,247
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		55,000	43,384
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		123,000	110,825
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		986,000	931,322
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		60,000	61,827
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		110,000	107,394
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		77,000	76,262
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		55,000	20,722
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)		270,000	266,672
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		141,000	149,474
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		810,000	662,007
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		12,000	11,218
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		547,000	525,755
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		70,000	60,705
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		4,000	3,990
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28		324,000	322,440
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		155,000	143,138
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		303,000	325,571
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		855,000	721,946
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		602,000	424,759
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		300,000	277,993
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		966,000	939,288
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		181,000	162,779
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31		70,000	46,288

			12,801,642
Consumer cyclicals (2.6%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		60,000	55,333
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		296,000	281,940
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		198,000	177,065
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		95,000	95,247
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		50,000	46,680
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		50,000	44,724
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		60,800	49,716
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		215,000	219,881
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		85,000	85,725
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		45,000	43,864
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		425,000	366,629
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		315,000	310,242
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		160,000	145,009
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		15,000	15,074
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		110,000	112,385
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		135,000	123,764
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		90,000	88,236
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		20,000	20,732
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		30,000	32,589
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		140,000	138,309
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		50,000	54,129
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		85,000	82,556
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		5,000	4,946
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		50,000	47,796
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		110,000	110,550
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		120,000	105,000
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		50,000	45,574
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		650,000	594,974
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		130,000	130,813
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		145,000	145,000
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		140,000	134,126
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		25,000	25,375
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		35,000	32,416
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33		95,000	85,873
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		80,000	45,350
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		85,000	85,393
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		95,000	99,513
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		228,000	241,156
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54		120,000	117,163
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34		120,000	118,749
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29		120,000	119,301
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		132,000	133,303
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		404,000	399,526
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		17,000	17,747
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		48,000	47,683
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		245,000	255,840
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		98,000	97,846
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		744,000	727,633
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		13,000	10,854
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		135,000	122,006
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		80,000	70,710
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		150,000	129,761
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		95,000	98,952
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		15,000	15,498
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		120,000	122,557
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	64,091
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	50,286
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	19,200
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		125,000	120,537
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		105,000	102,103
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		65,000	59,988
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		589,000	478,197
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		30,000	31,425
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		45,000	46,744
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		110,000	105,575
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	395,000	428,064
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$45,000	46,364
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		355,000	358,466
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		57,000	54,071
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		80,000	73,640
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		50,000	44,455
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		75,000	78,053
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		55,000	53,241
Owens Corning 144A sr. unsec. notes 3.50%, 2/15/30		105,000	95,669
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		320,000	284,954
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		112,000	103,366
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		80,000	77,235
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	100,000	123,884
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		$90,000	88,688
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		50,000	51,771
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		80,000	85,405
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		15,000	15,126
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		60,000	59,333
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		20,000	19,356
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		65,000	57,549
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		118,000	95,351
Sands China, Ltd. Sr. unsec. sub. notes 4.05%, 1/8/26 (Hong Kong)		200,000	193,543
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		75,000	73,111
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		90,000	87,143
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		105,000	85,715
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		75,000	67,752
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		85,000	86,540
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		35,000	35,569
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	100,734
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$40,000	33,701
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		70,000	63,246
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		15,000	14,926
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		60,000	53,478
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		135,000	127,026
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		325,000	268,943
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	182,229
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		100,000	99,364
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		30,000	29,868
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		60,000	57,456
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		35,000	34,691
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		98,000	94,646
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		55,000	53,638
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		80,000	86,645
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		30,000	30,160
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		233,000	294,522
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		1,070,000	933,926
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		385,000	365,527
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		135,000	130,260
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26(PIK)		30,000	30,001
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		55,000	52,309
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		145,000	149,713

			14,417,382
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		30,000	30,109
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		80,000	70,424
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	28,350
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		122,000	117,989
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		205,000	165,529
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		685,000	659,482
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 5.75%, 7/15/27		20,000	19,210
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	104,941
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29		$55,000	55,032
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		15,000	13,551
Chobani, LLC/ Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		80,000	82,392
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		45,000	45,666
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		70,000	66,530
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		70,000	72,238
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		50,000	51,750
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		93,000	80,841
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		228,000	258,105
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		300,000	299,886
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		111,000	106,061
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		105,000	92,206
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		10,000	10,174
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		40,000	40,561
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		100,000	98,435
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	50,011
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		82,000	73,155
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		535,000	484,273
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		299,000	295,710
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		478,000	480,609
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		54,000	50,935
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		118,000	112,534
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		153,000	135,371
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		219,000	204,923
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37		365,000	390,830
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		90,000	90,254
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		20,000	20,756
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		50,000	47,424

			5,006,247
Energy (1.1%)
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		50,000	51,417
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		870,000	828,798
Chesapeake Energy Corp. 144A sr. unsec. notes 6.75%, 4/15/29		115,000	115,221
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		55,000	54,985
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		10,000	10,722
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		45,000	47,152
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		90,000	96,386
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		100,000	102,381
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		110,000	102,357
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		50,000	56,501
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		145,000	147,765
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		470,000	474,416
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32		45,000	46,252
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		50,000	48,316
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		55,000	53,254
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		35,000	35,482
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		60,000	59,548
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)		280,000	270,550
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		80,000	78,833
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		50,000	50,004
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		70,000	71,203
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		180,000	180,351
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		97,000	103,916
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		253,000	279,117
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		149,000	150,694
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		40,000	43,577
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		45,000	44,501
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		55,000	54,774
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		280,000	225,642
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		98,000	82,053
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		45,000	45,000
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		45,000	44,516
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		105,000	98,285
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		80,000	82,718
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		40,000	39,841
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		60,000	60,020
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		95,000	94,183
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		65,000	62,795
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		135,000	131,221
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		282,000	269,974
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		260,000	248,106
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		20,000	20,311
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		50,625	50,562
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		45,000	46,444
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		36,000	37,796
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		50,000	50,094
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29		30,000	30,188
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		70,000	63,752
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		70,000	76,190
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		75,000	82,132
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		105,000	108,909
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		40,000	41,209
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31		50,000	51,784
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27		30,000	29,435
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32		65,000	66,056
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29		20,000	20,125

			5,917,814
Financials (7.6%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	197,214
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29		90,000	90,927
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 7.50%, 11/6/30		90,000	90,062
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27		210,000	209,109
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		759,000	652,145
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		450,000	427,113
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		175,000	153,666
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		234,000	226,906
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		45,000	45,563
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		736,000	665,938
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		305,000	302,652
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		115,000	116,176
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 10.50%, 11/1/29		80,000	74,860
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		367,000	405,017
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		263,000	256,498
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		172,000	148,940
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28		170,000	169,243
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		125,000	104,790
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		270,000	247,142
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26		253,000	233,823
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		110,000	111,845
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		204,000	196,968
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		55,000	59,817
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		130,000	125,313
Athene Global Funding 144A notes 1.985%, 8/19/28		547,000	476,148
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	201,194
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	192,457
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,400,000	1,166,574
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	396,137
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		204,000	203,405
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		1,690,000	1,566,504
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		572,000	494,408
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		1,133,000	992,925
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 6.361%, 9/15/26		83,000	83,301
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		722,000	750,166
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		245,000	236,520
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		195,000	195,241
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		500,000	321,489
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		117,000	102,312
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		170,000	133,969
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		285,000	232,945
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	194,589
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)		410,000	410,266
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		200,000	199,815
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		295,000	291,052
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)		200,000	199,158
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		1,178,000	920,276
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		1,792,000	1,708,188
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		250,000	236,602
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		408,000	393,836
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		214,000	183,577
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		512,000	499,064
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		100,000	78,749
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		718,000	679,951
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		160,000	150,272
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		239,000	224,000
Corebridge Global Funding 144A notes 5.20%, 6/24/29		130,000	129,505
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		90,000	95,122
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	395,128
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		60,000	61,040
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		643,000	631,323
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		647,000	660,976
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		20,000	21,475
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		85,000	91,269
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		90,000	86,926
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		25,000	25,823
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		246,000	206,724
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		84,000	83,314
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		63,000	58,583
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,677,000	1,614,321
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		85,000	87,136
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		490,000	372,081
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		190,000	146,873
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		98,000	94,754
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.875%, 1/12/28 (Italy)		400,000	374,756
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25		185,000	184,878
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		155,000	159,778
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		35,000	36,501
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)		60,000	64,431
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		252,000	248,488
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.584%, 5/15/47		228,000	209,429
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		305,000	310,336
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,887,000	1,805,136
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33		1,005,000	1,018,912
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		65,000	63,327
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		207,000	186,792
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 7.00%, 7/15/31		55,000	55,481
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		35,000	32,331
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		75,000	71,034
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		295,000	289,573
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		183,000	192,175
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		15,000	15,425
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		10,000	10,169
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		236,000	211,160
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		385,000	412,375
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		305,000	303,794
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		1,758,000	1,673,453
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27		507,000	489,642
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28		110,000	110,999
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		43,000	43,058
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		75,000	75,438
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		100,000	93,992
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		186,000	146,859
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		70,000	70,831
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		50,000	50,177
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		110,000	103,164
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29		65,000	67,027
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		95,000	92,634
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		825,000	763,838
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		150,000	149,685
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		149,000	128,174
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		66,000	60,943
Protective Life Global Funding 144A 5.467%, 12/8/28		195,000	197,265
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		20,000	20,682
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		50,000	50,000
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		629,000	598,818
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		390,000	381,633
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30		150,000	149,609
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		390,000	383,603
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		589,000	583,846
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		311,000	293,556
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,090,000	1,053,352
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		250,000	233,075
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		754,000	593,613
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		374,000	365,303
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		149,000	141,519
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		2,203,000	1,910,454
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		155,000	156,406
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		260,000	256,782
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		81,000	77,719
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		147,000	103,003

			42,215,623
Health care (1.6%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		11,000	10,577
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29		230,000	229,111
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		384,000	328,080
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		320,000	319,195
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		50,000	51,188
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		75,000	62,438
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		90,000	67,352
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		77,000	74,082
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		620,000	548,220
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		255,000	254,497
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		80,000	68,406
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		60,000	56,750
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		50,000	44,500
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	41,063
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		60,000	62,447
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		45,000	41,904
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		75,000	55,299
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		90,000	74,204
Concentra Escrow Issuer Corp. 144A sr. unsec. unsub. bonds 6.875%, 7/15/32		25,000	25,329
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		22,073	22,165
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		175,862	159,713
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		208,000	149,743
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		75,000	76,025
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		166,000	155,552
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		40,000	41,300
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		165,000	167,169
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)		115,000	100,663
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		84,000	82,081
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		75,000	71,018
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		510,000	449,240
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		254,000	258,373
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		200,000	202,004
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	185,672
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		80,000	73,673
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		45,000	42,945
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		532,000	417,562
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		140,000	128,898
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		876,000	731,698
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		100,000	96,452
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		142,000	138,353
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		466,000	457,841
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		375,000	311,648
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		235,000	233,015
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		135,000	131,175
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		123,000	119,006
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		55,000	47,866
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		15,000	13,359
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		190,000	185,940
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		75,000	69,845
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		120,000	119,190
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		215,000	206,823
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		419,000	343,419
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		346,000	315,881
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27		130,000	121,925
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		99,000	83,383

			8,925,257
Technology (1.5%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		45,000	42,591
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		1,145,000	1,020,396
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		351,000	293,779
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		34,000	33,689
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		161,000	161,007
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		468,000	452,814
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,240,000	1,173,218
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		66,000	52,230
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		120,000	116,400
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		250,000	240,079
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		30,000	24,442
CommScope, Inc. 144A company guaranty sr. notes 6.00%, 3/1/26		45,000	39,490
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		65,000	58,607
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		65,000	66,596
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		95,000	85,200
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		50,000	50,500
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		185,000	172,946
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30		140,000	129,339
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53		229,000	233,732
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		261,000	262,307
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		258,000	222,413
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34		78,000	77,326
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		133,000	119,408
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		398,000	304,480
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31		137,000	118,296
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		917,000	694,242
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		239,000	227,266
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		80,000	83,500
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		70,000	60,988
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		387,000	239,096
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		387,000	249,727
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		20,000	22,813
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		30,000	25,696
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		155,000	135,098
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		426,000	345,858
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		125,000	114,375
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		185,000	162,705
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		105,000	94,446
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		90,000	91,128
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		155,000	140,742

			8,238,965
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		70,000	68,101
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		70,000	69,378
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		288,000	236,711
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		150,000	143,245
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		133,000	129,384
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)		200,000	198,637
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)		310,000	307,292
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		40,000	37,252
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		170,000	169,307

			1,359,307
Utilities and power (1.8%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		158,000	148,064
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		316,000	260,166
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33		140,000	139,188
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		462,000	443,738
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		110,000	91,505
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		60,000	55,998
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		172,000	178,164
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		160,000	131,959
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		155,000	156,978
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		446,000	343,018
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		551,000	519,571
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		211,000	227,652
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		241,000	227,457
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)		420,000	421,575
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		410,000	339,639
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		837,000	769,960
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		68,000	68,193
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		810,000	786,049
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53		130,000	128,344
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		402,000	399,479
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		31,000	31,092
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27		165,000	164,479
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		125,000	116,024
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		343,000	387,100
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		185,000	182,945
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		184,000	184,352
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		70,000	76,560
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		91,000	87,675
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		463,000	358,995
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		50,000	47,857
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		61,000	55,039
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		575,000	588,494
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29		235,000	235,528
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		95,000	90,727
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		178,000	177,724
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		163,000	156,416
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		195,000	197,566
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		25,000	25,213
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		80,000	79,305
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34		195,000	195,466
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		219,000	206,928
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		78,000	77,910
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		50,000	50,750
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		65,000	62,877
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		45,000	46,863

			9,720,582

Total corporate bonds and notes (cost $133,663,735)			$124,584,834

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (26.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.5%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$268,516	$276,131
5.50%, TBA, 7/1/54	1,000,000	992,150
4.50%, TBA, 7/1/54	6,000,000	5,703,425
4.50%, 5/20/49	16,444	15,825
4.00%, TBA, 7/1/54	4,000,000	3,696,542
3.00%, TBA, 7/1/54	8,000,000	6,975,892
3.00%, with due dates from 8/20/49 to 4/20/51	14,388,425	12,635,135

		30,295,100
U.S. Government Agency Mortgage Obligations (20.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	247,048	252,956
4.00%, 9/1/45	121,680	114,380
2.50%, with due dates from 8/1/50 to 8/1/51	2,213,030	1,820,153
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	1,699,490	1,742,029
5.28%, 12/1/28	147,000	148,895
4.69%, 8/1/28	63,000	62,609
4.00%, 1/1/57	353,567	323,406
3.50%, with due dates from 6/1/56 to 2/1/57	2,454,410	2,163,077
3.50%, 4/1/52	1,239,324	1,107,654
3.00%, with due dates from 4/1/46 to 4/1/52	8,667,984	7,533,265
2.73%, 9/1/29	189,000	172,117
2.50%, with due dates from 7/1/50 to 8/1/51	15,923,264	13,144,928
Uniform Mortgage-Backed Securities
6.50%, TBA, 8/1/54	5,000,000	5,087,106
6.50%, TBA, 7/1/54	5,000,000	5,088,669
6.00%, TBA, 7/1/54	6,000,000	6,016,879
5.50%, TBA, 7/1/54	3,000,000	2,958,867
5.00%, TBA, 7/1/54	11,000,000	10,630,895
3.50%, TBA, 8/1/54	10,000,000	8,851,560
3.50%, TBA, 7/1/54	10,000,000	8,850,776
2.50%, TBA, 8/1/54	17,000,000	13,896,835
2.50%, TBA, 7/1/54	17,000,000	13,884,220
2.50%, TBA, 7/1/39	11,000,000	9,933,521

		113,784,797

Total U.S. government and agency mortgage obligations (cost $151,352,544)		$144,079,897

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.75%, 8/15/32(i)	$122,000	$109,834
1.875%, 2/28/27(i)	9,000	8,453

Total U.S. treasury obligations (cost $118,287)		$118,287

MORTGAGE-BACKED SECURITIES (5.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (1.5%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.485%, 10/25/53	$250,914	$252,162
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	1,783,736	329,772
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,490,184	576,822
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,265,891	817,885
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	2,655,578	549,572
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,615,975	610,912
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,486,219	529,901
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.873%, 4/15/37	25,411	27,768
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.517%, 3/15/35	44,564	45,346
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	2,625,093	504,692
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	1,800,867	327,325
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.602%, 4/15/44	2,911,910	242,848
REMICs Ser. 3391, PO, zero %, 4/15/37	2,278	1,905
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,088,382	396,459
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	4,065,808	694,386
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	3,867,526	429,295
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	3,704,275	519,389
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	5,555	4,487
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	758	600
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.483%, 4/20/51(WAC)	310,983	313,930
Ser. 13-14, IO, 3.50%, 12/20/42	136,301	16,840
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,808,921	620,740
Ser. 15-H26, Class EI, IO, 1.744%, 10/20/65(WAC)	699,324	26,504
FRB Ser. 16-H16, Class LI, IO, 1.224%, 7/20/66(WAC)	4,465,865	192,638
Ser. 16-H16, Class EI, IO, 1.161%, 6/20/66(WAC)	1,379,559	48,836

		8,081,014
Commercial mortgage-backed securities (1.6%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 1.064%, 5/15/53(WAC)	3,125,341	131,110
Arbor Realty Commercial Real Estate Notes, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.18%), 6.513%, 8/15/34 (Cayman Islands)	102,949	101,982
AREIT Trust 144A FRB Ser. 21-CRE5, Class A, 6.523%, 11/17/38 (Cayman Islands)	172,102	171,065
BANK
FRB Ser. 17-BNK8, Class B, 4.086%, 11/15/50(WAC)	275,000	243,070
FRB Ser. 19-BN20, Class XA, IO, 0.933%, 9/15/62(WAC)	3,730,761	124,997
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	121,000	101,118
FRB Ser. 19-C4, Class XA, IO, 1.679%, 8/15/52(WAC)	2,606,502	152,286
BDS, Ltd. 144A FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.796%, 12/16/36 (Cayman Islands)	367,794	366,241
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	159,000	142,124
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	179,000	161,410
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	71,648	67,370
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	251,000	216,579
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.113%, 11/10/46(WAC)	99,701	93,816
FRB Ser. 14-CR17, Class C, 4.837%, 5/10/47(WAC)	217,000	196,641
FRB Ser. 15-LC21, Class B, 4.458%, 7/10/48(WAC)	289,000	279,573
FRB Ser. 15-LC19, Class C, 4.352%, 2/10/48(WAC)	370,000	345,719
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	192,000	187,337
FRB Ser. 14-UBS4, Class XA, IO, 1.127%, 8/10/47(WAC)	2,720,637	2,427
FRB Ser. 14-UBS6, Class XA, IO, 0.96%, 12/10/47(WAC)	3,227,696	2,369
COMM Mortgage Trust 144A FRB Ser. 13-CR13, Class D, 5.113%, 11/10/46(WAC)	299,000	191,387
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.385%, 4/15/50(WAC)	140,000	126,952
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	255,000	239,624
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	264,000	252,934
Ser. 19-C17, Class AS, 3.278%, 9/15/52	435,000	377,370
FRB Ser. 20-C19, Class XA, IO, 1.214%, 3/15/53(WAC)	5,667,960	263,308
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.533%, 8/10/44(WAC)	415,438	387,847
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.693%, 11/16/36 (Cayman Islands)	130,118	129,303
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C12, Class C, 4.07%, 7/15/45(WAC)	188,924	175,830
FRB Ser. 14-C25, Class XA, IO, 0.937%, 11/15/47(WAC)	2,716,201	2,034
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class XA, IO, 1.081%, 4/15/46(WAC)	119,735	9
KREF, Ltd. 144A FRB Ser. 22-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 6.789%, 2/17/39	171,000	170,242
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	10,238	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.57%, 8/15/47(WAC)	527,000	523,176
FRB Ser. 15-C24, Class B, 4.466%, 5/15/48(WAC)	193,000	185,031
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.792%, 8/15/45(WAC)	314,000	286,783
Morgan Stanley Capital I Trust
Ser. 18-L1, Class A3, 4.139%, 10/15/51	183,000	174,912
Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	193,000	175,921
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.694%, 8/9/37 (Cayman Islands)	276,000	273,934
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, (CME Term SOFR 1 Month + 2.30%), 7.635%, 6/17/37 (Bermuda)	147,712	147,897
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	357,873	4
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.139%, 12/15/50(WAC)	2,574,081	70,615
FRB Ser. 18-C8, Class XA, IO, 0.965%, 2/15/51(WAC)	3,216,255	80,405
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.546%, 6/16/36	10,480	10,458
Wells Fargo Commercial Mortgage Trust
Ser. 15-NXS1, Class AS, 3.406%, 5/15/48	171,000	166,047
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	216,000	192,560
FRB Ser. 19-C52, Class XA, IO, 1.735%, 8/15/52(WAC)	2,272,845	136,818
FRB Ser. 16-LC25, Class XA, IO, 0.963%, 12/15/59(WAC)	3,899,991	62,014
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.083%, 7/15/46(WAC)	401,000	140,341
WF-RBS Commercial Mortgage Trust FRB Ser. 13-C11, Class C, 4.14%, 3/15/45(WAC)	628,000	567,142
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 6.05%, 3/15/44 (In default)(NON)(WAC)	171,704	67,965
FRB Ser. 13-C15, Class D, 4.328%, 8/15/46(WAC)	153,000	61,138

		8,727,235
Residential mortgage-backed securities (non-agency) (2.1%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.65%, 5/25/47	420,241	240,823
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	34,573	32,853
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	55,697	51,642
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 6.06%, 9/25/45	46,281	43,260
BRAVO Residential Funding Trust 144A FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.335%, 8/25/69	184,817	182,597
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	250,000	231,046
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.011%, 5/25/35(WAC)	75,222	72,682
Countrywide Alternative Loan Trust
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.633%, 2/20/47	200,310	153,309
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	307,441	196,763
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69(STP)	150,000	150,030
CSMC Trust 144A
Ser. 21-RPL4, Class A1, 4.052%, 12/27/60(WAC)	134,903	130,180
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	133,088	128,412
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.45%, 12/25/28	188,421	199,927
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.15%, 4/25/28	65,157	67,785
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 9.00%, 8/25/29	105,508	109,860
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 9.035%, 9/25/42	12,000	12,779
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.285%, 6/25/42	190,530	195,798
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.985%, 7/25/42	349,369	359,523
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.635%, 8/25/42	19,507	19,982
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.535%, 5/25/42	63,057	64,150
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.485%, 9/25/42	10,865	11,004
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.435%, 10/25/33	68,000	69,529
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.335%, 6/25/43	35,135	35,432
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.335%, 4/25/42	23,123	23,468
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.185%, 11/25/43	33,069	33,518
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.185%, 1/25/42	138,000	139,491
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.135%, 11/25/41	61,000	61,609
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.985%, 1/25/34	17,591	17,712
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.635%, 2/25/42	83,103	83,441
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.335%, 1/25/42	92,516	92,501
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.185%, 9/25/41	70,188	70,041
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	81,324	80,095
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.40%, 8/25/28	145,520	153,338
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.20%, 8/25/28	224,958	238,888
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.45%, 9/25/28	135,645	141,423
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.35%, 10/25/28	27,916	29,490
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.15%, 4/25/28	423,254	445,422
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.90%, 1/25/29	322,803	337,016
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.80%, 5/25/29	228,583	240,798
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.70%, 4/25/29	158,234	165,464
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.70%, 1/25/29	391,171	407,659
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.10%, 9/25/29	27,000	28,485
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 9.00%, 7/25/29	324,106	336,101
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.35%, 7/25/24	23,482	23,514
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.25%, 2/25/30	56,000	57,970
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.10%, 2/25/30	14,900	15,039
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.80%, 1/25/31	74,766	76,448
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.335%, 4/25/42	497,000	514,489
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.335%, 1/25/42	380,000	390,925
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.285%, 6/25/42	43,126	44,608
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.90%, 7/25/31	1,131	1,134
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.835%, 9/25/42	88,286	89,904
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.60%, 11/25/39	47,076	47,384
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.435%, 3/25/42	144,096	146,538
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.335%, 3/25/42	103,243	105,018
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.285%, 9/25/43	14,203	14,309
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.235%, 12/25/41	100,000	101,188
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.985%, 12/25/41	21,000	21,144
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.535%, 1/25/42	122,790	123,206
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.485%, 3/25/44	22,638	22,659
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.424%, 5/25/44	33,000	33,031
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.335%, 12/25/41	62,161	62,229
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.235%, 11/25/41	18,396	18,385
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	101,693	100,591
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	192,202	176,727
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 6.26%, 2/25/34	243,785	239,690
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	151,872	152,203
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 6.285%, 8/25/34	45,513	42,397
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.657%, 8/26/47(WAC)	45,154	43,208
Pagaya AI Technology in Housing Trust 144A Ser. 22-1, Class A, 4.25%, 8/25/25	149,913	146,317
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.51%, 10/25/34	110,846	108,475
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.786%, 7/25/54	279,000	278,081
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69(STP)	530,000	530,316
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	209,000	200,823
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	69,921	64,404
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	493,000	472,581
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	403,000	342,372
Ser. 21-3, Class A1, 1.127%, 6/25/56(WAC)	130,490	108,416
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.31%, 5/25/47	349,525	270,140
FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 5.82%, 1/25/37	73,935	64,366
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	174,000	158,928
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.42%, 7/25/45	89,356	85,845
FRB Ser. 04-AR13, Class A2B, (CME Term SOFR 1 Month + 0.99%), 6.34%, 11/25/34	101,689	96,662
FRB Ser. 04-AR3, Class A2, 5.774%, 6/25/34(WAC)	84,966	75,961

		11,552,951

Total mortgage-backed securities (cost $28,084,481)		$28,361,200

COLLATERALIZED LOAN OBLIGATIONS (2.0%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.658%, 4/23/34 (Cayman Islands)	$250,000	$249,995
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.286%, 10/20/34 (Cayman Islands)	250,000	250,497
AGL CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A, (CME Term SOFR 3 Month + 1.39%), 6.716%, 1/20/35 (Cayman Islands)	250,000	250,169
AIMCO CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.845%, 7/20/35 (Jersey)	250,000	250,230
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.735%, 10/25/32 (Cayman Islands)	200,000	199,411
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.769%, 4/15/35 (Cayman Islands)	250,000	250,146
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 21-3A, Class AR, (CME Term SOFR 3 Month + 1.42%), 6.746%, 10/21/34	250,000	250,484
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.875%, 4/16/37 (Jersey)	250,000	252,216
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 7/20/34	250,000	248,810
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	200,000	201,248
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.769%, 7/17/34 (Cayman Islands)	275,000	275,272
Cedar Funding VIII CLO, Ltd. 144A FRB Ser. 21-8A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.729%, 10/17/34 (Cayman Islands)	250,000	250,169
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/21/31	250,000	250,426
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 1/20/35 (Cayman Islands)	300,000	300,060
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/20/34 (Cayman Islands)	250,000	250,027
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	250,000	250,128
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.78%, 7/15/34 (Cayman Islands)	250,000	250,124
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.846%, 4/18/37	250,000	250,750
GoldenTree Loan Management US CLO 1, Ltd. 144A FRB Ser. 21-11A, Class A, (CME Term SOFR 3 Month + 1.39%), 6.716%, 10/20/34 (CME Term SOFR 3 Month + 1.39%) (Cayman Islands)	250,000	250,373
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.816%, 7/20/34 (Cayman Islands)	150,000	150,294
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/28/34	250,000	250,119
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.435%, 7/25/34 (Cayman Islands)	250,000	250,222
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.578%, 7/16/36 (Cayman Islands)	250,000	250,620
LCM 41, Ltd. 144A FRB Ser. 41A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.749%, 4/15/36 (Jersey)	250,000	249,712
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	250,000	250,172
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 6.975%, 10/20/36 (Cayman Islands)	250,000	251,976
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.84%, 8/26/34 (Cayman Islands)	250,000	250,079
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.88%, 1/15/35 (Cayman Islands)	250,000	248,976
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.24%, 1/15/35 (Cayman Islands)	300,000	300,541
Palmer Square CLO, Ltd. 144A FRB Ser. 24-2A, Class A1, (CME Term SOFR 3 Month + 1.40%), 6.746%, 7/20/37 (Cayman Islands)(FWC)	250,000	250,000
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.584%, 5/15/32 (Cayman Islands)	293,000	293,064
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.976%, 1/20/34 (Cayman Islands)	250,000	250,303
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 4/20/34 (Cayman Islands)	250,000	250,166
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.79%, 7/15/34 (Cayman Islands)	250,000	250,214
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/20/34 (Cayman Islands)	258,000	258,295
Texas Debt Capital CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.125%, 4/20/36 (Cayman Islands)	250,000	251,284
TICP CLO XII, Ltd. 144A FRB Ser. 21-12A, Class BR, (CME Term SOFR 3 Month + 1.91%), 7.24%, 7/15/34 (Cayman Islands)	250,000	249,952
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/21/34 (Cayman Islands)	250,000	250,444
Trinitas CLO XVIII, Ltd. 144A FRB Ser. 21-18A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.756%, 1/20/35 (Cayman Islands)	250,000	250,058
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.77%, 7/15/32 (Cayman Islands)	150,000	150,075
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.85%, 1/15/32 (Cayman Islands)	250,000	250,234
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (CME Term SOFR 3 Month + 1.96%), 7.286%, 1/20/29 (Cayman Islands)	224,000	224,233
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 6.973%, 4/20/37 (Jersey)	250,000	250,402
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.807%, 7/15/37 (Cayman Islands)(FWC)	250,000	250,000

Total collateralized loan obligations (cost $10,815,109)		$10,861,970

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.2%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	255,000	$214,317
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		$400,000	384,402
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		400,000	394,834
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		230,000	230,078
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		310,000	243,985
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		465,000	410,944
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		200,000	202,000
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		258,000	255,580
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		200,000	201,500
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		200,000	209,250
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		280,000	274,075
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		625,000	611,775
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		250,000	242,313
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		220,000	230,450
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		200,000	191,000
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	195,000
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		480,000	446,390
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		300,000	287,625
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		680,000	552,454
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		350,000	287,162
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		250,000	294,701
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		50,000	59,023

Total foreign government and agency bonds and notes (cost $6,588,865)			$6,418,858

SENIOR LOANS (0.4%)(a)(c)
	Principal amount	Value
Basic materials (0.1%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 2.00%), 7.335%, 12/20/29	$17,064	$17,084
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.194%, 11/23/27	99,863	97,275
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.27%, 4/30/28	29,850	28,893
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.881%, 3/15/30	85,000	77,435
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	53,066	49,484
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.941%, 9/30/28	14,850	14,831
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.829%, 4/3/28	34,738	34,824
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.826%, 4/3/28	64,930	65,028
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.706%, 4/21/29	29,848	29,102
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.594%, 9/22/28	19,898	19,958

		433,914
Capital goods (—%)
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.094%, 6/15/28	24,530	24,536
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.791%, 4/15/30	86,652	87,040

		111,576
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.844%, 9/13/29	44,888	42,236
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.708%, 8/2/29	49,323	49,043

		91,279
Consumer cyclicals (0.1%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.458%, 8/21/28	21,134	21,134
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.842%, 6/18/31	15,000	14,981
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.081%, 1/27/29	44,771	44,799
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.179%, 12/17/27	34,910	34,833
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.846%, 9/21/28	73,818	73,568
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.846%, 4/15/28	44,365	39,747
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.406%, 4/11/29	94,312	88,614
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.194%, 1/29/28	76,622	76,302
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	55,000	550
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.306%, 4/4/29	34,911	34,824
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.594%, 3/7/31	29,925	29,890
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.595%, 10/19/29	82,049	82,156

		541,398
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.194%, 11/18/29	80,000	78,040
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.179%, 12/15/27	53,694	53,636
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.841%, 12/17/28	61,569	40,584
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.094%, 3/27/28	68,556	68,841

		241,101
Energy (—%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.593%, 12/31/30	114,960	114,919

		114,919
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.575%, 6/20/30	12,962	12,985

		12,985
Health care (—%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.689%, 5/5/27	64,721	63,976
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.826%, 4/23/31	81,000	80,849
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 10/23/28	40,783	40,838

		185,663
Technology (—%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.335%, 3/29/29	24,750	24,712
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 9.071%, 5/8/31	25,000	25,000
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 3.50%), 8.844%, 12/1/27	82,238	82,590
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.843%, 3/2/28	60,000	59,505
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.094%, 10/5/28	56,857	57,014
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.576%, 1/31/31	10,000	10,033

		258,854
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.336%, 4/20/28	48,889	50,442
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 2/17/31	59,850	59,903

		110,345

Total senior loans (cost $2,173,546)		$2,102,034

ASSET-BACKED SECURITIES (0.2%)(a)
	Principal amount	Value
Station Place Securitization Trust 144A FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.222%, 6/22/25	$430,000	$429,896
Station Place Securitization Trust 144A FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 6.245%, 8/4/25	430,000	430,036

Total asset-backed securities (cost $860,000)		$859,932

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$67,000	$53,768
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	40,000	44,374
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	40,000	28,960
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	55,000	65,395

Total convertible bonds and notes (cost $202,307)		$192,497

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/$4500.00	$20,023,580	$3,667	$102,088

Total purchased options outstanding (cost $843,410)				$102,088

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	925	$60,689

Total convertible preferred stocks (cost $46,250)		$60,689

SHORT-TERM INVESTMENTS (9.2%)(a)
		Principal amount/shares	Value
Chariot Funding, LLC asset-backed commercial paper 5.408%, 8/2/24		$1,375,000	$1,367,806
CHARTA, LLC asset-backed commercial paper 5.407%, 8/12/24		1,700,000	1,688,558
Gotham Funding Corp. asset-backed commercial paper 5.430%, 8/30/24 (Japan)		2,500,000	2,476,415
Liberty Street Funding, LLC asset-backed commercial paper 5.405%, 7/31/24 (Canada)		2,350,000	2,338,409
Putnam Short Term Investment Fund Class P 5.48%(AFF)	Shares	29,503,980	29,503,980
Sheffield Receivables Co., LLC asset-backed commercial paper 5.404%, 7/17/24 (United Kingdom)		$2,335,000	2,328,380
Societe Generale SA commercial paper 5.395%, 7/31/24 (France)		2,350,000	2,338,628
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(P)	Shares	782,000	782,000
U.S. Treasury Bills 5.383%, 7/23/24(SEG)		$8,100,000	8,074,013
U.S. Treasury Bills 5.399%, 9/24/24		100,000	98,770

Total short-term investments (cost $51,002,738)			$50,996,959
TOTAL INVESTMENTS

Total investments (cost $559,324,756)			$655,912,589

	FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $21,126,560) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Japanese Yen	Buy	8/21/24	$11,699	$12,189	$(490)
	Barclays Bank PLC
		British Pound	Sell	9/18/24	85,122	85,970	848
		Euro	Buy	9/18/24	16,769	16,783	(14)
		Hong Kong Dollar	Buy	8/21/24	280,268	280,016	252
		Singapore Dollar	Sell	8/21/24	206,607	207,693	1,086
		Swedish Krona	Buy	9/18/24	715,152	725,439	(10,287)
	Citibank, N.A.
		Danish Krone	Sell	9/18/24	286,011	290,862	4,851
		Hong Kong Dollar	Sell	8/21/24	96,975	97,001	26
	Goldman Sachs International
		Israeli Shekel	Buy	7/17/24	114,173	115,315	(1,142)
		Israeli Shekel	Sell	7/17/24	114,173	114,818	645
		Israeli Shekel	Buy	10/16/24	114,657	115,321	(664)
	HSBC Bank USA, National Association
		Danish Krone	Sell	9/18/24	27,133	27,578	445
		Israeli Shekel	Buy	7/17/24	9,616	9,772	(156)
		Israeli Shekel	Sell	7/17/24	9,616	9,671	55
		Israeli Shekel	Buy	10/16/24	9,657	9,712	(55)
		Singapore Dollar	Buy	8/21/24	57,806	58,116	(310)
		Swedish Krona	Buy	9/18/24	22,686	23,007	(321)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Buy	7/17/24	217,465	217,383	82
		Canadian Dollar	Sell	7/17/24	217,465	220,885	3,420
		Canadian Dollar	Sell	10/16/24	217,940	217,843	(97)
		Danish Krone	Sell	9/18/24	293,483	298,294	4,811
		Norwegian Krone	Sell	9/18/24	295,330	298,337	3,007
		Swiss Franc	Buy	9/18/24	18,312	18,415	(103)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	7/17/24	192,201	190,911	1,290
		Australian Dollar	Sell	7/17/24	192,201	192,063	(138)
		Australian Dollar	Buy	10/16/24	192,618	192,499	119
		British Pound	Sell	9/18/24	39,083	39,457	374
		Canadian Dollar	Buy	7/17/24	1,436,117	1,435,659	458
		Canadian Dollar	Sell	7/17/24	1,436,117	1,457,136	21,019
		Canadian Dollar	Sell	10/16/24	1,439,255	1,438,672	(583)
		Danish Krone	Sell	9/18/24	60,439	61,426	987
		Euro	Buy	9/18/24	197,360	197,510	(150)
		Japanese Yen	Buy	8/21/24	28,315	30,448	(2,133)
		Swiss Franc	Buy	9/18/24	53,701	54,091	(390)
	NatWest Markets PLC
		British Pound	Sell	9/18/24	1,276,583	1,289,174	12,591
		Japanese Yen	Buy	8/21/24	224,984	236,194	(11,210)
		Swedish Krona	Buy	9/18/24	26,948	26,970	(22)
		Swiss Franc	Buy	9/18/24	790,010	794,401	(4,391)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/17/24	380,531	377,511	3,020
		Australian Dollar	Sell	7/17/24	380,531	380,035	(496)
		Australian Dollar	Buy	10/16/24	383,564	383,145	419
		British Pound	Sell	9/18/24	232,853	235,814	2,961
		Canadian Dollar	Buy	7/17/24	75,316	74,624	692
		Canadian Dollar	Sell	7/17/24	75,316	75,852	536
		Canadian Dollar	Sell	10/16/24	1,392	1,392	—
		Chinese Yuan (Offshore)	Buy	8/21/24	514,658	521,712	(7,054)
		Danish Krone	Buy	9/18/24	29,196	29,080	116
		Euro	Sell	9/18/24	888,656	903,895	15,239
		Hong Kong Dollar	Sell	8/21/24	28,931	28,940	9
		Japanese Yen	Buy	8/21/24	900,930	944,343	(43,413)
		New Zealand Dollar	Buy	7/17/24	27,044	27,138	(94)
		New Zealand Dollar	Sell	7/17/24	27,044	27,106	62
		New Zealand Dollar	Buy	10/16/24	27,043	27,105	(62)
		Norwegian Krone	Buy	9/18/24	8,352	8,353	(1)
		Singapore Dollar	Buy	8/21/24	14,636	14,637	(1)
		Swiss Franc	Buy	9/18/24	997,961	1,003,932	(5,971)
	UBS AG
		Australian Dollar	Buy	7/17/24	682,580	677,357	5,223
		Australian Dollar	Sell	7/17/24	682,580	682,085	(495)
		Australian Dollar	Buy	10/16/24	684,062	683,614	448
		British Pound	Sell	9/18/24	580,932	587,197	6,265
		Canadian Dollar	Buy	7/17/24	46,433	46,422	11
		Canadian Dollar	Sell	7/17/24	46,433	46,176	(257)
		Canadian Dollar	Sell	10/16/24	46,534	46,520	(14)
		Euro	Sell	9/18/24	60,412	61,020	608
		Hong Kong Dollar	Buy	8/21/24	74,943	74,960	(17)
		Japanese Yen	Buy	8/21/24	152,313	159,911	(7,598)
		Swiss Franc	Buy	9/18/24	466,457	468,767	(2,310)
	WestPac Banking Corp.
		Euro	Sell	9/18/24	1,396,353	1,420,886	24,533

	Unrealized appreciation						116,508

	Unrealized (depreciation)						(100,439)

	Total						$16,069
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	230	$26,618,268	$26,946,800	Sep-24	$(211,095)
Russell 2000 Index E-Mini (Long)	1	102,385	103,250	Sep-24	(87)
S&P 500 Index E-Mini (Short)	335	91,463,040	92,485,125	Sep-24	(314,389)
U.S. Treasury Bond 30 yr (Long)	143	16,918,688	16,918,688	Sep-24	251,118
U.S. Treasury Bond Ultra 30 yr (Long)	155	19,428,281	19,428,281	Sep-24	290,516
U.S. Treasury Bond Ultra 30 yr (Short)	3	376,031	376,031	Sep-24	(5,888)
U.S. Treasury Note 2 yr (Long)	208	42,477,500	42,477,500	Sep-24	74,683
U.S. Treasury Note 5 yr (Long)	419	44,656,234	44,656,234	Sep-24	278,202
U.S. Treasury Note 5 yr (Short)	18	1,918,406	1,918,406	Sep-24	(12,402)
U.S. Treasury Note 10 yr (Long)	270	29,695,781	29,695,781	Sep-24	365,236
U.S. Treasury Note Ultra 10 yr (Short)	24	2,724,750	2,724,750	Sep-24	(28,954)

Unrealized appreciation					1,259,755

Unrealized (depreciation)					(572,815)

Total					$686,940

WRITTEN OPTIONS OUTSTANDING at 6/30/24 (premiums $268,608) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3500.00	$20,023,580	$3,667	$29,783

Total				$29,783

TBA SALE COMMITMENTS OUTSTANDING at 6/30/24 (proceeds receivable $38,080,235) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 7/1/54	$5,000,000	7/15/24	$5,088,669
Uniform Mortgage-Backed Securities, 5.00%, 7/1/54	4,000,000	7/15/24	3,865,780
Uniform Mortgage-Backed Securities, 4.50%, 7/1/54	3,000,000	7/15/24	2,827,851
Uniform Mortgage-Backed Securities, 4.00%, 7/1/54	1,000,000	7/15/24	914,844
Uniform Mortgage-Backed Securities, 3.50%, 7/1/54	10,000,000	7/15/24	8,850,776
Uniform Mortgage-Backed Securities, 3.00%, 7/1/54	3,000,000	7/15/24	2,552,814
Uniform Mortgage-Backed Securities, 2.50%, 7/1/54	17,000,000	7/15/24	13,884,220

Total			$37,984,954

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$37,155,000	$66,507	(E)	$(128,513)	9/18/26	US SOFR — Annually	4.50% — Annually	$(62,006)
		18,858,000	33,756	(E)	65,158	9/18/26	4.50% — Annually	US SOFR — Annually	31,403
		63,550,000	875,719	(E)	1,176,491	9/18/29	4.30% — Annually	US SOFR — Annually	300,772
		31,377,000	470,655	(E)	(747,984)	9/18/34	US SOFR — Annually	4.10% — Annually	(282,011)
		4,885,000	154,561	(E)	(242,586)	9/18/54	US SOFR — Annually	3.90% — Annually	(88,025)
		1,711,000	54,136	(E)	84,916	9/18/54	3.90% — Annually	US SOFR — Annually	30,780

	Total				$207,482				$(69,087)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$9,155,317	$9,239,634	$—	6/5/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$62,390
	9,155,718	9,149,220	—	6/5/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	32,155
	Goldman Sachs International
	12,315,276	12,308,337	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(5,962)
	10,853,675	10,845,246	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	6,048

Upfront premium received			—	Unrealized appreciation			100,593

	Upfront premium (paid)		—	Unrealized (depreciation)			(5,962)

		Total	$—			Total	$94,631
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Smartsheet, Inc. Class A	Technology	2,676	$117,972	1.28%
Cirrus Logic, Inc.	Technology	882	112,574	1.22%
Applied Materials, Inc.	Technology	474	111,933	1.21%
Targa Resources Corp.	Energy	862	111,047	1.20%
Uber Technologies, Inc.	Consumer staples	1,512	109,918	1.19%
Pure Storage, Inc. Class A	Technology	1,665	106,934	1.16%
Synopsys, Inc.	Technology	179	106,262	1.15%
Booking Holdings, Inc.	Consumer cyclicals	26	104,830	1.13%
Manhattan Associates, Inc.	Technology	423	104,375	1.13%
Pinterest, Inc. Class A	Technology	2,355	103,791	1.12%
General Motors Co.	Consumer cyclicals	2,224	103,327	1.12%
Ventas, Inc.	Health care	2,013	103,193	1.12%
MGIC Investment Corp.	Financials	4,759	102,562	1.11%
Cadence Design Systems, Inc.	Technology	331	101,881	1.10%
NRG Energy, Inc.	Utilities and power	1,293	100,694	1.09%
Qualcomm, Inc.	Technology	493	98,108	1.06%
Gartner, Inc.	Technology	217	97,646	1.06%
O'Reilly Automotive, Inc.	Consumer cyclicals	92	97,424	1.05%
Constellation Energy Corp.	Utilities and power	483	96,690	1.05%
Freeport-McMoRan, Inc.	Basic materials	1,981	96,255	1.04%
NVR, Inc.	Consumer cyclicals	13	95,558	1.03%
Equitable Holdings, Inc.	Financials	2,328	95,123	1.03%
Unum Group	Financials	1,841	94,081	1.02%
American International Group, Inc.	Financials	1,257	93,316	1.01%
Toll Brothers, Inc.	Consumer cyclicals	810	93,245	1.01%
Allison Transmission Holdings, Inc.	Capital goods	1,226	93,027	1.01%
MGM Resorts International	Consumer cyclicals	2,081	92,468	1.00%
Vornado Realty Trust	Financials	3,503	92,088	1.00%
Johnson Controls International PLC	Capital goods	1,363	90,567	0.98%
Textron, Inc.	Capital goods	1,054	90,537	0.98%
Valero Energy Corp.	Energy	574	89,973	0.97%
Wintrust Financial Corp.	Financials	906	89,305	0.97%
Vertiv Holdings Co. Class A	Capital goods	1,028	89,003	0.96%
Procore Technologies, Inc.	Technology	1,335	88,546	0.96%
J.M. Smucker Co. (The)	Consumer staples	801	87,329	0.95%
Jacobs Solutions, Inc.	Capital goods	624	87,173	0.94%
Autonation, Inc.	Consumer cyclicals	546	87,056	0.94%
Expedia Group, Inc.	Consumer cyclicals	682	85,890	0.93%
NVIDIA Corp.	Technology	694	85,787	0.93%
East West Bancorp, Inc.	Financials	1,162	85,084	0.92%
Vistra Corp.	Utilities and power	960	82,504	0.89%
Coinbase Global, Inc. Class A	Financials	358	79,653	0.86%
Natera, Inc.	Health care	705	76,333	0.83%
Gap, Inc. (The)	Consumer cyclicals	3,187	76,128	0.82%
Arista Networks, Inc.	Technology	216	75,539	0.82%
Hologic, Inc.	Health care	974	72,346	0.78%
DocuSign, Inc.	Technology	1,343	71,865	0.78%
Tapestry, Inc.	Consumer cyclicals	1,677	71,758	0.78%
Synchrony Financial	Financials	1,512	71,351	0.77%
eBay, Inc.	Technology	1,314	70,602	0.76%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Monolithic Power Systems, Inc.	Technology	139	$113,806	1.24%
DT Midstream, Inc.	Energy	1,482	105,254	1.15%
Tyler Technologies, Inc.	Technology	209	104,973	1.15%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	649	103,428	1.13%
AppLovin Corp. Class A	Technology	1,233	102,612	1.12%
NortonLifeLock, Inc.	Technology	4,056	101,310	1.11%
Entegris, Inc.	Technology	741	100,374	1.10%
Kinsale Capital Group, Inc.	Financials	260	100,241	1.10%
Berkeley Group Holdings PLC (The) (United Kingdom)	Financials	246	99,976	1.09%
Domino's Pizza, Inc.	Consumer staples	193	99,759	1.09%
BWX Technologies, Inc.	Capital goods	1,045	99,301	1.09%
Equifax, Inc.	Consumer cyclicals	406	98,400	1.08%
Jack Henry & Associates, Inc.	Technology	592	98,250	1.07%
IBM Corp.	Technology	564	97,551	1.07%
Ross Stores, Inc.	Consumer cyclicals	671	97,540	1.07%
Universal Health Services, Inc. Class B	Health care	527	97,371	1.06%
Take-Two Interactive Software, Inc.	Technology	607	94,316	1.03%
D.R. Horton, Inc.	Consumer cyclicals	669	94,278	1.03%
Watsco, Inc.	Consumer staples	202	93,566	1.02%
Carnival Corp.	Consumer cyclicals	4,947	92,601	1.01%
Texas Instruments, Inc.	Technology	471	91,715	1.00%
Digital Realty Trust, Inc.	Financials	602	91,548	1.00%
RPM International, Inc.	Basic materials	844	90,844	0.99%
Bunge Global SA	Basic materials	815	86,998	0.95%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	4,534	85,201	0.93%
Lithia Motors, Inc.	Consumer cyclicals	329	83,153	0.91%
PTC, Inc.	Technology	449	81,585	0.89%
Ciena Corp.	Technology	1,690	81,415	0.89%
T Rowe Price Group, Inc.	Financials	685	78,936	0.86%
CarMax, Inc.	Consumer cyclicals	1,063	77,980	0.85%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	779	77,405	0.85%
Stanley Black & Decker, Inc.	Consumer cyclicals	964	77,019	0.84%
Tesla, Inc.	Consumer cyclicals	388	76,818	0.84%
NU Holdings, Ltd./Cayman Islands Class A (Brazil)	Financials	5,955	76,756	0.84%
Generac Holdings, Inc.	Capital goods	570	75,347	0.82%
Micron Technology, Inc.	Technology	563	74,000	0.81%
Amdocs, Ltd.	Technology	905	71,421	0.78%
Healthcare Realty Trust, Inc.	Financials	4,113	67,781	0.74%
Wynn Resorts, Ltd.	Consumer cyclicals	753	67,437	0.74%
Cooper Cos., Inc. (The)	Health care	770	67,241	0.73%
Ovintiv, Inc.	Energy	1,411	66,117	0.72%
Thor Industries, Inc.	Consumer cyclicals	706	66,021	0.72%
LPL Financial Holdings, Inc.	Financials	234	65,490	0.72%
FTI Consulting, Inc.	Consumer cyclicals	302	65,164	0.71%
Atmos Energy Corp.	Utilities and power	534	62,286	0.68%
BioMarin Pharmaceutical, Inc.	Health care	756	62,234	0.68%
Ball Corp.	Capital goods	1,022	61,340	0.67%
New Fortress Energy, Inc.	Energy	2,743	60,280	0.66%
Royal Gold, Inc.	Basic materials	465	58,247	0.64%
Progressive Corp. (The)	Financials	275	57,035	0.62%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
AT&T, Inc.	Communication services	3,833	$73,252	0.60%
Holcim AG (Switzerland)	Basic materials	823	72,887	0.59%
Exxon Mobil Corp.	Energy	630	72,527	0.59%
Deutsche Telekom AG (Germany)	Communication services	2,880	72,485	0.59%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	437	72,474	0.59%
Eni SpA (Italy)	Utilities and power	4,709	72,442	0.59%
Weyerhaeuser Co.	Basic materials	2,550	72,401	0.59%
ConocoPhillips	Energy	633	72,386	0.59%
George weston, Ltd. (Canada)	Consumer staples	502	72,204	0.59%
SS&C Technologies Holdings, Inc.	Technology	1,152	72,175	0.59%
Consolidated Edison, Inc.	Utilities and power	807	72,145	0.59%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	6,762	71,994	0.58%
Loblaw Cos, Ltd. (Canada)	Consumer staples	621	71,967	0.58%
Lockheed Martin Corp.	Capital goods	154	71,800	0.58%
Automatic Data Processing, Inc.	Consumer cyclicals	301	71,794	0.58%
Leidos Holdings, Inc.	Technology	489	71,351	0.58%
SSE PLC (United Kingdom)	Utilities and power	3,138	70,984	0.58%
PepsiCo, Inc.	Consumer staples	430	70,861	0.58%
Rio Tinto PLC (United Kingdom)	Basic materials	1,077	70,838	0.58%
Iberdrola SA (Spain)	Utilities and power	5,454	70,815	0.58%
Exor NV (Netherlands)	Financials	673	70,434	0.57%
ENGIE SA (France)	Utilities and power	4,914	70,235	0.57%
Veralto Corp.	Capital goods	728	69,472	0.56%
Verisk Analytics, Inc.	Consumer cyclicals	257	69,333	0.56%
BP PLC (United Kingdom)	Energy	11,436	68,694	0.56%
TotalEnergies SE (France)	Energy	1,024	68,373	0.56%
Sekisui Chemical Co., Ltd. (Japan)	Financials	4,867	67,351	0.55%
Smiths Group PLC (United Kingdom)	Capital goods	3,067	66,106	0.54%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	8,176	66,080	0.54%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	2,954	65,065	0.53%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	5,018	64,670	0.53%
Central Japan Railway Co. (Japan)	Transportation	2,986	64,464	0.52%
Avery Dennison Corp.	Basic materials	293	64,165	0.52%
Electronic Arts, Inc.	Technology	450	62,631	0.51%
NetApp, Inc.	Technology	480	61,845	0.50%
SEI Investments Co.	Financials	944	61,062	0.50%
Rio Tinto, Ltd. (Australia)	Basic materials	763	60,650	0.49%
Jack Henry & Associates, Inc.	Technology	359	59,634	0.48%
Hologic, Inc.	Health care	801	59,500	0.48%
Gaming and Leisure Properties, Inc.	Financials	1,315	59,435	0.48%
KDDI Corp. (Japan)	Communication services	2,200	58,169	0.47%
Intact Financial Corp. (Canada)	Financials	343	57,097	0.46%
GoDaddy, Inc. Class A	Technology	404	56,426	0.46%
McKesson Corp.	Health care	96	56,253	0.46%
Kimberly-Clark Corp.	Consumer cyclicals	405	55,943	0.45%
Telenor ASA (Norway)	Communication services	4,894	55,940	0.45%
Colgate-Palmolive Co.	Consumer staples	576	55,908	0.45%
Honeywell International, Inc.	Capital goods	259	55,274	0.45%
United Overseas Bank, Ltd. (Singapore)	Financials	2,391	55,267	0.45%
Computershare, Ltd. (Australia)	Financials	3,091	54,383	0.44%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Equifax, Inc.	Consumer cyclicals	270	$65,406	0.60%
RELX PLC (United Kingdom)	Consumer cyclicals	1,390	63,930	0.59%
Commonwealth Bank of Australia (Australia)	Financials	749	63,753	0.59%
Sempra	Utilities and power	836	63,599	0.59%
Realty Income Corp.	Financials	1,204	63,574	0.59%
Paychex, Inc.	Technology	536	63,536	0.59%
T-Mobile US, Inc.	Communication services	359	63,319	0.58%
Keppel, Ltd. (Singapore)	Capital goods	13,204	63,036	0.58%
Southern Co. (The)	Utilities and power	811	62,916	0.58%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	2,929	62,624	0.58%
Cellnex Telecom, SA 144A (Spain)	Communication services	1,912	62,235	0.57%
Duke Energy Corp.	Utilities and power	616	61,746	0.57%
Hermes International (France)	Consumer cyclicals	27	61,661	0.57%
Heineken NV (Netherlands)	Consumer staples	634	61,352	0.57%
Pernod Ricard SA (France)	Consumer staples	451	61,196	0.56%
Visa, Inc. Class A	Financials	231	60,696	0.56%
EssilorLuxottica SA (France)	Health care	280	60,378	0.56%
Occidental Petroleum Corp.	Energy	954	60,114	0.55%
Westlake Corp.	Basic materials	407	58,996	0.54%
Telus Corp. (Canada)	Communication services	3,883	58,771	0.54%
Singapore Telecommunications, Ltd. (Singapore)	Communication services	28,955	58,753	0.54%
AXA SA (France)	Financials	1,770	57,979	0.53%
CenterPoint Energy, Inc.	Utilities and power	1,868	57,878	0.53%
Magna International, Inc. (Canada)	Consumer cyclicals	1,339	56,091	0.52%
Allianz SE (Germany)	Financials	200	55,612	0.51%
London Stock Exchange Group PLC (United Kingdom)	Financials	467	55,472	0.51%
Wilmar International, Ltd. (Singapore)	Basic materials	24,250	55,469	0.51%
Orange SA (France)	Communication services	5,377	53,905	0.50%
Kubota Corp. (Japan)	Capital goods	3,840	53,717	0.50%
Erste Group Bank AG (Czech Republic)	Financials	1,131	53,614	0.49%
Martin Marietta Materials, Inc.	Basic materials	95	51,487	0.47%
FirstEnergy Corp.	Utilities and power	1,334	51,070	0.47%
Ameren Corp.	Utilities and power	715	50,834	0.47%
Waste Connections, Inc.	Capital goods	290	50,825	0.47%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	4,832	50,496	0.47%
Alexandria Real Estate Equities, Inc.	Financials	425	49,689	0.46%
Snam SpA (Italy)	Utilities and power	11,102	49,153	0.45%
Metso Oyj (Finland)	Capital goods	4,582	48,535	0.45%
Persimmon PLC (United Kingdom)	Financials	2,813	48,073	0.44%
Straumann Holding AG (Switzerland)	Health care	383	47,412	0.44%
STERIS PLC	Health care	214	47,054	0.43%
Entegris, Inc.	Technology	345	46,689	0.43%
SIG Combibloc Group AG (Switzerland)	Basic materials	2,547	46,628	0.43%
Blackstone, Inc.	Financials	377	46,613	0.43%
Moody's Corp.	Consumer cyclicals	110	46,494	0.43%
S&P Global, Inc.	Consumer cyclicals	104	46,238	0.43%
Taylor Wimpey PLC (United Kingdom)	Consumer cyclicals	25,600	46,001	0.42%
Kering SA (France)	Consumer cyclicals	127	45,938	0.42%
Barratt Developments PLC (United Kingdom)	Financials	7,658	45,709	0.42%
Essential Utilities, Inc.	Utilities and power	1,220	45,541	0.42%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC-/P	$32,862	$97,906	$25,416	5/11/63	500 bp — Monthly	$7,527
	CMBX NA BB.7 Index	CCC/P	16,486	51,826	16,947	1/17/47	500 bp — Monthly	(425)
	CMBX NA BB.7 Index	CCC/P	123,240	290,643	95,040	1/17/47	500 bp — Monthly	28,442
	CMBX NA BBB-.7 Index	B-/P	12,380	70,768	12,505	1/17/47	300 bp — Monthly	(89)
	Goldman Sachs International
	CMBX NA BB.9 Index	B-/P	400	1,000	393	9/17/58	500 bp — Monthly	8
	CMBX NA BBB-.7 Index	B-/P	44,490	171,063	30,227	1/17/47	300 bp — Monthly	14,349
	JPMorgan Securities LLC
	CMBX NA A.7 Index	B-/P	8,025	51,136	8,836	1/17/47	200 bp — Monthly	(794)
	CMBX NA BB.10 Index	B-/P	4,092	51,000	20,890	5/11/63	500 bp — Monthly	(16,755)
	CMBX NA BB.7 Index	CCC/P	112,620	161,079	52,673	1/17/47	500 bp — Monthly	65,649
	CMBX NA BBB-.8 Index	B+/P	2,807	18,000	1,789	10/17/57	300 bp — Monthly	1,027
	Merrill Lynch International
	CMBX NA BB.9 Index	B-/P	4,456	21,000	8,259	9/17/58	500 bp — Monthly	(3,786)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	13,500	107,000	8,079	12/16/72	200 bp — Monthly	5,457
	CMBX NA BB.6 Index	CCC-/P	34,179	99,460	25,820	5/11/63	500 bp — Monthly	8,442
	CMBX NA BB.9 Index	B-/P	2,118	5,000	1,967	9/17/58	500 bp — Monthly	155

Upfront premium received			411,655		Unrealized appreciation			131,056

Upfront premium (paid)			—		Unrealized (depreciation)			(21,849)

	Total		$411,655				Total	$109,207
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,357)	$51,136	$8,836	1/17/47	(200 bp) — Monthly	$7,463
	CMBX NA BB.10 Index	(76,107)	164,000	67,174	11/17/59	(500 bp) — Monthly	(9,069)
	CMBX NA BB.10 Index	(37,883)	94,000	38,502	11/17/59	(500 bp) — Monthly	542
	CMBX NA BB.10 Index	(37,883)	94,000	38,502	11/17/59	(500 bp) — Monthly	542
	CMBX NA BB.10 Index	(19,747)	49,000	20,070	11/17/59	(500 bp) — Monthly	282
	CMBX NA BB.6 Index	(15,981)	62,681	16,272	5/11/63	(500 bp) — Monthly	247
	CMBX NA BB.7 Index	(71,958)	226,211	73,971	1/17/47	(500 bp) — Monthly	1,856
	CMBX NA BB.7 Index	(38,318)	120,459	39,390	1/17/47	(500 bp) — Monthly	988
	CMBX NA BB.8 Index	(28,578)	63,475	22,851	10/17/57	(500 bp) — Monthly	(5,780)
	CMBX NA BB.9 Index	(11,358)	27,000	10,619	9/17/58	(500 bp) — Monthly	(761)
	CMBX NA BBB-.12 Index	(39,447)	139,000	29,148	8/17/61	(300 bp) — Monthly	(10,368)
	Goldman Sachs International
	CMBX NA BB.6 Index	(36,283)	108,266	28,106	5/11/63	(500 bp) — Monthly	(8,267)
	CMBX NA BB.7 Index	(56,281)	137,968	45,116	1/17/47	(500 bp) — Monthly	(11,280)
	CMBX NA BB.8 Index	(21,232)	50,011	18,004	10/17/57	(500 bp) — Monthly	(3,270)
	CMBX NA BBB-.12 Index	(14,768)	56,000	11,743	8/17/61	(300 bp) — Monthly	(3,053)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(26,255)	26,419	6,858	5/11/63	(500 bp) — Monthly	(19,418)
	CMBX NA BBB-.10 Index	(16,266)	129,000	24,549	11/17/59	(300 bp) — Monthly	8,218
	CMBX NA BBB-.7 Index	(98,131)	195,902	34,616	1/17/47	(300 bp) — Monthly	(63,613)
	Merrill Lynch International
	CMBX NA BB.10 Index	(3,243)	57,000	23,347	11/17/59	(500 bp) — Monthly	20,056
	CMBX NA BBB-.10 Index	(10,400)	48,000	9,134	11/17/59	(300 bp) — Monthly	(1,290)
	CMBX NA BBB-.7 Index	(2,376)	13,591	2,402	1/17/47	(300 bp) — Monthly	18
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(8,164)	18,909	6,183	1/17/47	(500 bp) — Monthly	(1,996)
	CMBX NA BB.8 Index	(3,953)	8,656	3,116	10/17/57	(500 bp) — Monthly	(844)
	CMBX NA BBB-.10 Index	(323)	1,000	190	11/17/59	(300 bp) — Monthly	(134)
	CMBX NA BBB-.12 Index	(36,580)	115,000	24,116	8/17/61	(300 bp) — Monthly	(12,522)
	CMBX NA BBB-.7 Index	(9,099)	32,338	5,714	1/17/47	(300 bp) — Monthly	(3,401)
	CMBX NA BBB-.8 Index	(3,705)	18,000	1,789	10/17/57	(300 bp) — Monthly	(1,925)

Upfront premium received		—			Unrealized appreciation		40,212

Upfront premium (paid)		(725,676)			Unrealized (depreciation)		(156,991)

	Total	$(725,676)				Total	$(116,779)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 42 Index	B+/P	$(307,913)	$4,518,000	$283,505	6/20/29	500 bp — Quarterly	$(17,506)
	CDX NA IG Series 42 Index	BBB+/P	(943,116)	42,400,000	866,232	6/20/29	100 bp — Quarterly	(63,928)

	Total		$(1,251,029)					$(81,434)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $554,810,657.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$7,097,244	$96,638,144	$74,231,408	$679,481	$29,503,980

	Total Short-term investments	$7,097,244	$96,638,144	$74,231,408	$679,481	$29,503,980
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $7,920,383.
(FWC)	Forward commitment, in part or in entirety (Note 1).
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $714,388 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $1,336,407 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $50,480 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$8,968,222	$5,050,687	$—
Capital goods	9,521,614	2,837,363	—
Communication services	5,505,677	539,471	—
Conglomerates	2,372,465	1,417,307	—
Consumer cyclicals	39,795,881	6,899,922	—
Consumer staples	11,783,209	4,574,154	—
Energy	7,844,719	2,386,093	—
Financials	27,047,027	10,525,668	—
Health care	28,097,935	6,657,960	1,552
Technology	86,320,031	6,330,930	—
Transportation	4,918,755	704,057	—
Utilities and power	5,744,651	1,327,994	—

Total common stocks	237,920,186	49,251,606	1,552
Asset-backed securities	—	859,932	—
Collateralized loan obligations	—	10,861,970	—
Convertible bonds and notes	—	192,497	—
Convertible preferred stocks	—	60,689	—
Corporate bonds and notes	—	124,584,834	—
Foreign government and agency bonds and notes	—	6,418,858	—
Mortgage-backed securities	—	28,361,200	—
Purchased options outstanding	—	102,088	—
Senior loans	—	2,102,034	—
U.S. government and agency mortgage obligations	—	144,079,897	—
U.S. treasury obligations	—	118,287	—
Short-term investments	782,000	50,214,959	—

Totals by level	$238,702,186	$417,208,851	$1,552
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$16,069	$—
Futures contracts	686,940	—	—
Written options outstanding	—	(29,783)	—
TBA sale commitments	—	(37,984,954)	—
Interest rate swap contracts	—	(276,569)	—
Total return swap contracts	—	94,631	—
Credit default contracts	—	1,476,044	—

Totals by level	$686,940	$(36,704,562)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$6,000
Written equity option contracts (contract amount)	$4,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$17,700,000
Centrally cleared interest rate swap contracts (notional)	$150,800,000
OTC total return swap contracts (notional)	$41,400,000
OTC credit default contracts (notional)	$3,800,000
Centrally cleared credit default contracts (notional)	$36,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com